                           [LOGO] LEADER MUTUAL FUNDS

                                  ANNUAL REPORT

                                 AUGUST 31, 2001



                                                     LEADER Growth & Income Fund
                                                            LEADER Balanced Fund
                                                     LEADER Tax-Exempt Bond Fund
                                        LEADER Intermediate Government Bond Fund
                                                     LEADER Short Term Bond Fund
                                             LEADER Tax-Exempt Money Market Fund
                                                        LEADER Money Market Fund
                                               LEADER Treasury Money Market Fund

TABLE OF CONTENTS

LEADER Mutual Funds

    ANNUAL REPORT

    AUGUST 31, 2001



    Letter from the President ....................................... 1

    LEADER Growth & Income Fund ..................................... 3

    LEADER Balanced Fund ............................................ 5

    LEADER Tax-Exempt Bond Fund ..................................... 7

    LEADER Intermediate Government Bond Fund ........................ 9

    LEADER Short Term Bond Fund .....................................11

    LEADER Tax-Exempt Money Market Fund .............................13

    LEADER Money Market Fund ........................................14

    LEADER Treasury Money Market Fund ...............................15

    Schedules of Portfolio Investments ..............................17

    Statements of Assets and Liabilities ............................35

    Statements of Operations ........................................38

    Statements of Changes in Net Assets .............................41

    Notes to the Financial Statements ...............................44

    Financial Highlights ............................................52

    Independent Auditors' Report ....................................71

LETTER FROM THE PRESIDENT


DEAR SHAREHOLDER,

     We are pleased to provide you with this annual report for the LEADER Mutual Funds. Throughout the pages of this report you will find commentary on fund strategy, investments and performance for the 12-month period ended August 31, 2001.


STOCKS SINK AS BONDS RALLY

     A dramatically slowing economy, plunging corporate earnings and an unusually aggressive Federal Reserve Board ("the Fed") characterized the last 12 months. For the stock market, this combination led to dismal performance among most major indices. Surprisingly, not even the Fed's series of seven rate cuts within the first eight months of 2001 could turn around the struggling stock market. Nevertheless, there were some bright spots. In a market desperate for good valuation, value stocks were a favorite among investors for much of the period. This sentiment and the desire among investors to avoid companies with exposure to shaky global economies also helped bolster stocks in the small-cap arena.

     The last 12 months demonstrated that conditions unfavorable for stock investors represented a windfall for bond investors. Bonds rallied against the backdrop of falling interest rates and a slowing economy. In addition, investors looking to escape the bad news and uncertainty of the stock market fled to the perceived safety and relative stability of the bond market.


A TIME TO REVIEW KEY PRINCIPLES

     Perhaps the greatest lesson we can take from the past 12 months is the importance of diversification. Stocks and bonds proved that they often demonstrate an inverse performance relationship. So, by investing in a portfolio of both asset classes you can diversify your return potential and risk exposure among securities that respond differently to changing market and economic conditions.

     Another key point we must remember is that maintaining a long-term perspective is imperative when evaluating investment performance. As we have seen, stock performance can swing widely over short time periods. But, as history teaches us, such volatility tends to subside over longer time periods. That is why stocks continue to offer excellent long-term growth potential.


A WOUNDED COUNTRY WORKS TO REBOUND

     As we prepare this annual report, our country is facing one of its greatest modern-day challenges--recovering from and responding to the terrorist attacks of September 11, 2001. These unthinkable acts touched American life on many levels and threaten to send an already faltering economy into a recession.

     As of September 11, all previous economic and market forecasts became moot. The United States stands on a different footing now, and we believe future growth will likely be measured in the context of September 11th's events. Over the short-term, we expect volatility and uncertainty to rule the economic and market landscapes. It is likely that we will face additional market and economic unrest as our government responds to the terrorist attacks. Nevertheless, our long-term confidence in the United States and its economy and financial markets remains intact.

LETTER FROM THE PRESIDENT


OUR THANKS TO YOU

     With the addition of four new funds--LEADER Balanced Fund, LEADER Short Term Bond Fund, LEADER Tax-Exempt Money Market Fund and LEADER Treasury Money Market Fund--the last year was one of growth and change at LEADER Mutual Funds. We look forward to continuing to help you achieve your investment goals with the further expansion of our fund family. We truly appreciate your ongoing support of the LEADER Mutual Funds, and we welcome your comments and questions at 1-800-219-4182.



    Sincerely,



    /s/ Walter B. Grimm

    Walter B. Grimm
    President

LEADER GROWTH & INCOME FUND
                       PORTFOLIO MANAGER: Gary J. Guthrie, Senior Vice President



     OBJECTIVE

     The LEADER Growth & Income Fund seeks long-term growth of capital, current income and growth of income. The Fund intends to hold a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility.

     Q&A

HOW DID THE FUND PERFORM?

     For the 12-month period ended August 31, 2001, the Fund's Investor Shares (exclusive of sales load) posted a total return of -24.24%+ compared to the S&P 500 Stock Index total return of -24.38%. The Fund's peer group performance also faltered, as the Lipper Large-Cap Core Index posted a -26.12% return for the same period.(1)

     The Fund's conservative strategies cushioned the decline somewhat during these turbulent market times. Through the first eight months of 2001, the Fund's Investor Shares (exclusive of sales load) produced a -11.49% return compared to -13.39% and -14.48% returns for the S&P 500 Stock Index and Lipper Large-Cap Core Index, respectively.(2)

     A rapidly slowing economy and a succession of corporate earnings shortfalls continued to depress stock prices despite the chain of Fed rate reductions. The growing number of corporate job cuts could dampen consumer confidence and spending, which accounts for two-thirds of the economy. Housing has remained strong due to the declining mortgage rates, but we have yet to feel their full-intended impact.

WHAT WERE YOUR ESSENTIAL STRATEGIES?

     Our primary strategy during this challenging period was to adhere to our conservative investment principles. As such, we maintained a diversified portfolio of high-quality stocks with predictable earnings streams. We maintained our long-term strategy of focusing on companies with a history of earnings and earnings growth. These companies offer what we believe are strong capitalization, high-quality management and an above average outlook relative to their competitors.

HOW WAS THE FUND INVESTED?

     In terms of sectors, we over-weighted the health care and energy sectors, and in the final quarter of the fiscal year, we increased the Fund's exposure to financial stocks. These are the sectors in which we currently have the most confidence, because we believe they offer predicable earnings flow and favorable demographic trends.(3)

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

     Over the near term, we look for a continuation of the economic slowdown. The shock of the events of September 11, 2001 on top of an already-rapidly slowing economy could delay the start of an economic recovery. We look for continued efforts by the Fed and the federal government to stimulate the economy. We will continue to focus on companies that have more predictable earnings stream and earnings growth. Although the final economic fallout from the terrorist attacks is not known, we are confident in the strength and resilience of the U.S. economy over the long term.

--------------------------------------------------------------------------------

1 The Lipper Large-Cap Core Index consists of managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 33% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. Investors cannot invest directly in an index, but they can invest in its underlying securities.

2 With the maximum sales charge of 5.50% the Fund's return would have been -16.35% for the year-to-date as of August 31, 2001.

3    The Fund's composition is subject to change.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

LEADER GROWTH & INCOME FUND

GROWTH OF A $10,000 INVESTMENT(+)

                                                   Lipper        Investor
                                    S&P 500       Large-Cap    (exclusive of
   Institutional      Investor*   Stock Index     Core Index     sales load)
   -------------      ---------   -----------     ----------     -----------

9/1/94     $10000        $9451        $10000        $10000         $10000
             9792         9254          9759          9790           9791
             9954         9408          9982          9948           9955
             9577         9048          9616          9598           9574

12/31/94     9601         9065          9757          9687           9592
             9779         9228         10010          9858           9764
            10117         9554         10399         10196          10109
            10278         9700         10706         10450          10263
            10497         9906         11018         10680          10481
            10886        10266         11453         11025          10862
            11126        10489         11722         11315          11098
            11468        10815         12113         11701          11443
            11436        10780         12145         11718          11407
            11882        11192         12654         12157          11842
            12094        11389         12610         12100          12051
            12486        11758         13165         12573          12441

12/31/95    12606        11870         13408         12763          12559
            12902        12144         13870         13139          12849
            13041        12273         14003         13299          12985
            13095        12324         14137         13420          13040
            13317        12530         14345         13615          13258
            13713        12899         14715         13886          13648
            13765        12942         14775         13907          13693
            13384        12581         14118         13338          13312
            13583        12762         14417         13642          13503
            14384        13516         15227         14349          14301
            14683        13791         15645         14634          14592
            15654        14700         16832         15583          15554

12/31/96    15364        14425         16502         15295          15263
            16545        15532         17527         16132          16434
            16528        15506         17669         16112          16407
            15943        14957         16934         15422          15826
            16898        15849         17945         16277          16770
            17912        16792         19047         17264          17768
            18312        17170         19896         18013          18167
            19834        18585         21476         19436          19664
            18962        17770         20282         18447          18802
            19808        18551         21393         19397          19628
            18899        17702         20678         18798          18730
            19619        18370         21636         19413          19437

12/31/97    19814        18551         22008         19765          19628
            20331        19022         22252         19960          20127
            21723        20326         23857         21375          21506
            22275        20832         25079         22432          22042
            22820        21338         25331         22660          22577
            22425        20961         24895         22273          22178
            23452        21921         25907         23330          23194
            23364        21835         25631         23142          23103
            20637        19280         21925         19679          20399
            22225        20755         23330         20656          21960
            23371        21818         25227         22206          23085
            24473        22847         26756         23527          24174

12/31/98    25848        24125         28298         25089          25526
            27032        25223         29481         25966          26688
            25911        24168         28565         25164          25572
            26911        25094         29708         26177          26552
            27292        25446         30859         26878          26924
            26567        24760         30130         26165          26198
            27734        25840         31802         27625          27341
            27261        25395         30809         26814          26869
            27598        25703         30657         26541          27196
            26965        25111         29816         25822          26570
            28560        26587         31703         27404          28131
            29370        27333         32348         28076          28920

12/31/99    30547        28422         34253         29944          30073
            29455        27401         32532         28733          28993
            29124        27084         31916         28724          28657
            31553        29340         35039         31221          31044
            30937        28756         33984         30201          30426
            30606        28439         33287         29432          30091
            31175        28962         34108         30509          30644
            30502        28328         33575         30034          29973
            32235        29931         35660         32106          31670
            30160        28002         33777         30396          29628
            30142        27976         33634         30044          29601
            27711        25711         30983         27402          27205

12/31/00    27615        25618         31134         27737          27106
            28445        26380         32239         28522          27912
            26287        24369         29299         25868          25785
            24980        23153         27443         24280          24497
            26378        24431         29576         26125          25850
            26502        24547         29774         26273          25972
            25589        23690         29049         25575          25065
            25609        23699         28763         25204          25075

8/31/01     24506        22676         26963         23720          23993







PERFORMANCE INFORMATION                           AVERAGE ANNUAL TOTAL RETURNS
   AS OF 8/31/2001                            1 YEAR         3 YEAR          5 YEAR    SINCE INCEPTION (9/1/94)
   INVESTOR SHARES*                           -28.40%         3.58%          10.92%             12.41%

      (EXCLUSIVE OF SALES LOAD)               -24.24%         5.56%          12.18%             13.32%

   INSTITUTIONAL SHARES                       -23.98%         5.89%          12.53%             13.66%


 * Reflects the maximum sales load of 5.50%.

TOP 10 EQUITY HOLDINGS(3) AS OF 8/31/2001

   Pfizer, Inc.                     4.2%
   Exxon Mobil Corp.                3.4%
   Amgen                            3.1%
   General Electric Co.             2.6%
   Fannie Mae Corp.                 2.3%
   Philip Morris Companies, Inc.    2.0%
   Anheuser-Busch Companies         2.0%
   Johnson & Johnson                1.9%
   Texaco                           1.8%
   Microsoft Corp.                  1.8%


EQUITY INDUSTRY DIVERSIFICATION(3)
AS OF 8/31/2001

                 (as a % of total assets)
   Health Care                      17.6%
   Technology                       12.2%
   Financial Services               12.1%
   Energy                           11.4%
   Consumer Staples                  7.7%
   Communication Services            7.2%
   Consumer Cyclicals                6.5%
   Basic Materials                   6.1%
   Capital Goods                     4.5%
   Utilities                         2.2%
   Transportation                    1.0%

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

+ The Investor Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until October 26, 2000. The performance shown for the Investor Share Class prior to October 26, 2000 reflects the historical performance of the Institutional Share Class dating back to September 1, 1994.

The performance of the LEADER Growth & Income Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER BALANCED FUND

PORTFOLIO MANAGERS: Gary J. Guthrie, Senior Vice President and Lucy Kasson, Vice President

     OBJECTIVE

The LEADER Balanced Fund seeks to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Balanced Fund invests in a combination of equity securities, fixed income securities and money market instruments. Under normal market conditions the Fund will invest at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities.

     Q&A

HOW DID THE FUND PERFORM?


     From the Fund's inception on January 3, 2001 to the period end on August 31, 2001, the Fund's Investor Shares (exclusive of sales load) posted a total return of -3.51%.(+) This compared to -13.39% and 7.45% return for the Fund's benchmarks, the S&P 500 Stock Index and the Lehman Brothers Government/Credit Bond Index, respectively. The Fund's performance was slightly better than the average performance for its peer group, the Lipper Balanced Funds Index, which showed a total return of -4.54% for the same period.(1)

     This eight-month period represented a challenging environment for stocks. The dramatic economic slowdown led to disappointing corporate earnings and a widespread downturn among most stock sectors. Bonds, on the other hand, benefited strongly from declining interest rates and the economic cool down. Overall, the Fund's favorable weighting toward the bond market and its conservative investment policies within the equity market helped cushion performance, relative to its peers, during these turbulent market times.

WHAT WERE YOUR ESSENTIAL STRATEGIES?

     We launched the Fund in January 2001 with an over-weighted fixed-income position, and we maintained that posture throughout the period. Our long-term target asset allocation is 50% equities and 50% fixed-income securities, but our actual allocation was 47% equities and 49% fixed-income securities as of August 31, 2001. With a declining interest rate environment and a slowing economy, we saw more favorable opportunities in the fixed-income market.(2)

     Within the bond portfolio, our key objective was to purchase high-quality securities offering high coupons and good call protection. The call feature refers to the bond issuer's ability to repay the bond before its maturity date. In a declining interest rate environment, bond issuers often call their bonds so they can refinance their debt at a lower interest rate. Investors who hold those bonds then must reinvest their proceeds when interest rates are falling and bond prices are increasing. However, when a bond has call protection, its issuer cannot call the debt within a specified period, and investors continue to earn relatively higher coupons. We primarily focused on intermediate-term government bonds, as they offered the appeal, quality, and performance we wanted for this new Fund.

     Within the stock portfolio, our primary strategy was to adhere to our conservative investment principals. We maintained a diversified portfolio of high-quality stocks with predictable earnings streams. We maintained our long-term strategy of focusing on companies with a history of earnings and earnings growth. These companies offer what we believe are strong capitalization, high-quality management and an above-average outlook relative to their competitors.

HOW WAS THE FUND INVESTED?

     In the stock portfolio, we over-weighted the health care and energy sectors, and in the final quarter of the fiscal year, we increased the Fund's exposure to financial stocks. These are the sectors in which we currently have the most confidence, because we believe they offer predicable earnings flow and favorable demographic trends.(2)

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

     Over the near term, we look for a continuation of the economic slowdown. The shock of the events of September 11, 2001 on top of an already-rapidly-slowing economy could delay the start of an economic recovery. We look for continued efforts by the Fed and the federal government to stimulate the economy, particularly because the impact of the prior Fed rate cuts has yet to be felt. We will continue to focus on companies that have a more predictable earnings stream and earnings growth. Although the final economic fallout from the terrorist attacks is not known, we are confident in the strength and resilience of the U.S. economy over the long term.


--------------------------------------------------------------------------------

1 The Lipper Balanced Funds Index consists of managed mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio is approximately 60%/40%. Investors cannot invest directly in an index, but they can invest in its underlying funds or securities.

2    The Fund's composition is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

LEADER BALANCED FUND

GROWTH OF A $10,000 INVESTMENT(+)

                                                       Lehman         Lipper       Investor
                                                      Brothers       Balanced     (exclusive
                                        S&P 500   Government/Credit   Funds          of
         Institutional    Investor*   Stock Index    Bond Index       Index      sales load)

1/3/01      $10000         $9452        $10000        $10000        $10000        $10000
1/31/01      10060          9509         10355         10168         10212         10060
2/28/01       9830          9291          9411         10273          9816          9830
3/31/01       9643          9114          8814         10320          9499          9643
4/30/01       9764          9219          9499         10243          9897          9753
5/31/01       9824          9276          9563         10302          9986          9814
6/30/01       9634          9100          9330         10351          9833          9628
7/31/01       9817          9263          9239         10609          9826          9801
8/31/01       9665          9120          8660         10745          9546          9649









PERFORMANCE INFORMATION                                  AGGREGATE TOTAL RETURNS

   AS OF 8/31/2001                                        SINCE INCEPTION (1/3/01)
   INVESTOR SHARES*                                                -8.80%

      (EXCLUSIVE OF SALES LOAD)                                    -3.51%

   INSTITUTIONAL SHARES                                            -3.35%

   * Reflects the maximum sales load of 5.50%.


TOP 10 EQUITY HOLDINGS(2)

AS OF 8/31/2001
                         (as a % of total assets)

   Johnson & Johnson                        1.8%
   SouthTrust Corp.                         1.7%
   Tyco International, Ltd.                 1.7%
   Lowe's Companies, Inc.                   1.7%
   Bank of America Corp.                    1.6%
   Exxon Mobil Corp.                        1.6%
   Philip Morris Companies, Inc.            1.6%
   PepsiCo, Inc.                            1.6%
   Lilly (Eli) & Company                    1.6%
Anheuser Busch Companies, Inc.              1.4%


ASSET ALLOCATION(2)

AS OF 8/31/2001           (as a % of total assets)

   Bonds                                    49.7%
   Common Stocks                            47.1%
   Cash Equivalents                          3.2%


--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

+ The performance shown for the Investor Share Class prior to its inception on February 20, 2001 reflects the historical performance of the Institutional Shares Class dating back to January 3, 2001.

The performance of the LEADER Balanced Fund is measured against the S&P 500 Stock Index, an unmanaged index generally representative of the U.S. stock market as a whole; and the Lehman Brothers Government/Credit Bond Index, an unmanaged broad-based index representative of the total return of long-term government and corporate bonds. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER TAX-EXEMPT BOND FUND(+)

                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

     OBJECTIVE

The LEADER Tax-Exempt Bond Fund seeks to produce current income that is exempt from federal income tax consistent with preservation of capital.

     Q&A

HOW DID THE FUND PERFORM?


     The Fund's Investor Shares (exclusive of sales load) posted a total return of 7.22%(++) for the period ended August 31, 2001. The Fund's 30-day effective yield as of August 31, 2001, was 3.99% for Investor Shares, equivalent to a taxable-equivalent yield of 6.61% for investors in the 39.6% income tax bracket.

HOW DID THE FUND'S TOTAL RETURN COMPARE TO THAT OF ITS BENCHMARKS?

     The Fund's benchmark, the Lehman Brothers 5-Year Municipal Bond Index, showed a total return of 9.12%, while the Fund's peer group, the Lipper Intermediate Municipal Debt Funds Index, posted a total return of 9.06% for the year.(1)

WHAT WERE YOUR KEY INVESTMENT STRATEGIES?

     Faced with growing economic uncertainty, we maintained our policy of holding a high-quality, broadly diversified portfolio. Within that framework, we concentrated on non-callable bonds and bonds with good call protection. The call feature refers to the bond issuer's ability to repay the bond before its maturity date. In a declining interest rate environment, such as we experienced over the last year, bond issuers often "call" their bonds so they can refinance their debt at lower interest rates. Investors who hold those bonds then are forced to reinvest the proceeds in an environment of falling interest rates and rising bond prices. When interest rates fall, bond prices rise, and when interest rates increase, bond prices decline. However, bonds with call protection prohibit bond issuers from calling their debt within a specific period, and investors who hold call-protected bonds enjoy some protection from falling interest rates.

     We introduced a few new states to the portfolio by purchasing high-quality general obligation bonds from South Carolina and Maryland. The Maryland issue was rated AAA, the highest-quality rating, and the South Carolina issue is insured, with an underlying quality rating of AA1.(2)

     Our emphasis on high-quality bonds proved effective during the year, as these bonds outperformed lower-quality bonds during the year. As of August 31, 2001, 66.1% of the Fund was rated AAA; 32.5% was rated AA; and 1.4% was rated A. We also focused on intermediate-term bonds, focusing on those with maturities between six and seven years. This strategy was also positive, because this area of the yield curve offered attractive relative performance. The Fund ended the fiscal year with an average maturity of
     6.64 years.(2)

WHAT IS YOUR OUTLOOK FOR THE FUND?

     We expect interest rates to continue to decline. As such, we plan to continue focusing on bonds with good call protection. Credit concerns may plague the market due to the economic slowdown, so our focus on high-quality securities should be effective. In addition, we believe the volatile stock market may continue to fuel interest in municipal bonds, as investors look to shift their assets to holdings that are more conservative.



--------------------------------------------------------------------------------

+ A portion of the Fund's income may be subject to the federal alternative minimum tax and/or certain state and local taxes.


1 The Lipper Intermediate Municipal Debt Funds Index consists of managed mutual funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. Investors cannot invest directly in an index, but they can invest in its underlying securities of funds.

2    The Fund's composition is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

LEADER TAX-EXEMPT BOND FUND

GROWTH OF A $10,000 INVESTMENT(++)

                                        Lehman         Lipper
                                       Brothers     Intermediate
                                        5-Year       Municipal       Investor
                                       Municipal        Debt       (exclusive
                                         Bond          Funds        of sales
           Investor*  Institutional      Index         Index          load)

7/24/00     $9522        $10000         $10000        $10000         $10000
             9512          9989          10010         10010           9990
             9627         10116          10108         10124          10110
             9541         10062          10091         10094          10020
             9589         10148          10161         10178          10070
             9615         10214          10205         10227          10098

12/31/00     9795         10439          10369         10433          10287
             9927         10572          10548         10553          10425
             9920         10577          10576         10587          10418
            10015         10668          10663         10668          10517
             9912         10562          10603         10573          10410
            10005         10664          10713         10681          10507
            10058         10722          10767         10747          10562
            10169         10854          10883         10877          10680

8/31/01     10322         11018          11030         11041          10840

PERFORMANCE INFORMATION                             AVERAGE ANNUAL TOTAL RETURNS
   AS OF 8/31/2001                                         1 YEAR           SINCE INCEPTION (7/24/00)

   INVESTOR SHARES*                                         2.15%                     2.19%

      (EXCLUSIVE OF SALES LOAD)                             7.22%                     7.58%

   INSTITUTIONAL SHARES                                     8.92%                     9.18%

*    Reflects the maximum sales load of 4.75%.



ASSET ALLOCATION(2)
AS OF 8/31/2001
                         (as a % of total assets)
   Municipal Bonds                          98.7%
   Short Term Investments                    1.3%

MATURITY BREAKDOWN(2)
AS OF 8/31/2001
                         (as a % of total assets)
   0-1 Years                                8.50%
   1-5 Years                               30.10%
   6-10 Years                              39.00%
   11-20 Years                             22.40%



--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

++ The Investor Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until December 26, 2000. The performance shown for the Investor Share Class prior to December 26, 2000 reflects the historical performance of the Institutional Share Class dating back to July 24, 2000.

The performance of the LEADER Tax-Exempt Bond Fund is measured against the Lehman Brothers 5-Year Municipal Bond Index, an unmanaged index that generally tracks bonds with a maturity range of four to six years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER INTERMEDIATE GOVERNMENT BOND FUND

                              PORTFOLIO MANAGER: L. Clark Zedric, Vice President

     OBJECTIVE

The LEADER Intermediate Government Bond Fund seeks to produce current income consistent with preservation of capital. By limiting the maturity of its portfolio securities, the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

     Q&A

HOW DID THE FUND PERFORM?

     The Fund's Investor Shares (exclusive of sales load) posted a total return of 11.15%+ for the year ended August 31, 2001. The Fund's return closely tracked the average return for the Fund's peer group, the Lipper Intermediate U.S. Government Funds Index, which showed a total return of 11.84%. The Fund's performance also closely tracked that of its benchmark, the Lehman Brothers Intermediate Government Bond Index, which showed a total return of 11.48% for the one-year period.(1)

WHAT CONTRIBUTED TO THIS STRONG RETURN?

     A dramatically slowing economy prompted the Fed to initiate seven interest-rate cuts during the year. This was good news for bond investors, as yields across the short- and intermediate-maturity ranges declined and prices went up. We attribute the Fund's solid total return to favorable security selection and the overall decline in interest rates experienced during the year.

WHAT WERE YOUR KEY STRATEGIES?

     Our objectives for the year were to maintain a high-quality portfolio and to monitor the yield curve--the graphic representation of bond maturities and yields--so we could take advantage of any changes in the curve's slope. Early on, we focused on the inverted posture in the two- to three-year maturity range. As the Fed started cutting rates, the curve shifted to a more normal, upward sloping posture and this area benefited. Later in the year, as the Fed announced additional rate cuts, we focused on the five- to 10-year range, which offered attractive performance.

HOW WAS THE FUND INVESTED?

     We concentrated on high-quality corporate bonds, due to the favorable yield spreads in this sector. (The yield spread refers to the difference in yield between Treasuries and corporate bonds with the same maturities.) Within the government sector, we focused on mortgage pass-through securities, which we feel offered yield advantages without additional risk.

     In terms of quality, we ventured into the BBB-rated area to gain yield advantages. However, the securities we purchased were due to mature soon, which helped lower the risk factor. As of August 31, 2001, 71.5% of the Fund's assets were invested in bonds rated AAA; 14.3% was invested in AA; 10.6% was invested in A; and 3.5% was invested in BBB.(2)

WHAT IS YOUR OUTLOOK FOR THE FUND?

     With no signs of inflation and an already-weak economy damaged further by the tragic events of September 11, 2001, we expect interest rates to continue trending downward. It appears that the economy may slip into a recession, which generally causes bond values to move higher. With an average maturity of approximately 8 years--the point on the curve that seems to benefit from falling rates and attractive yields--we believe the Fund is positioned favorably going forward.


--------------------------------------------------------------------------------

1 The Lipper Intermediate U.S. Government Funds Index consists of managed mutual funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government or U.S. Government agencies and instrumentalities with dollar-weighted average maturities of five to ten years. Investors cannot invest directly in an index, but they can invest in its underlying funds or securities.

2    The Fund's composition is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

LEADER INTERMEDIATE GOVERNMENT BOND FUND

GROWTH OF A $10,000 INVESTMENT(+)


                                    Lehman             Lipper
                                   Brothers         Intermediate     Investor
                                  Intermediate     U.S. Government  (exclusive
                                   Government          Funds            of
      Institutional   Investor*    Bond Index          Index        sales load)

9/1/94  $10000         $9527        $10000            $10000         $10000
          9842          9377          9917              9885           9842
          9792          9323          9919              9874           9786
          9748          9280          9875              9827           9741

12/94     9773          9302          9908              9866           9763
          9937          9452         10069             10033           9921
         10151          9656         10264             10237          10135
         10218          9721         10320             10302          10203
         10354          9850         10440             10421          10338
         10697         10172         10734             10756          10676
         10749         10215         10803             10818          10722
         10717         10183         10808             10794          10688
         10830         10290         10897             10904          10800
         10909         10365         10970             10993          10879
         11023         10473         11091             11123          10992
         11154         10591         11226             11272          11116

12/95    11235         10666         11337             11401          11195
         11298         10720         11432             11478          11251
         11170         10602         11311             11296          11127
         11122         10548         11259             11218          11071
         11073         10505         11227             11154          11026
         11058         10483         11221             11130          11003
         11185         10602         11335             11256          11127
         11206         10623         11371             11281          11150
         11208         10612         11383             11267          11139
         11364         10763         11530             11443          11297
         11559         10945         11719             11667          11488
         11699         11074         11861             11848          11623

12/96    11620         10999         11797             11746          11545
         11651         11020         11842             11779          11567
         11669         11042         11861             11798          11590
         11603         10977         11793             11686          11522
         11734         11096         11926             11844          11646
         11812         11160         12019             11940          11714
         11933         11278         12123             12068          11838
         12185         11515         12346             12362          12086
         12100         11429         12299             12260          11995
         12248         11568         12433             12429          12142
         12398         11708         12578             12593          12289
         12421         11719         12606             12630          12300

12/97    12534         11826         12708             12748          12413
         12685         11966         12873             12913          12559
         12675         11955         12859             12890          12548
         12719         11998         12899             12929          12593
         12770         12041         12961             12985          12638
         12873         12137         13050             13098          12740
         12974         12223         13138             13206          12830
         12997         12245         13188             13231          12852
         13232         12460         13437             13477          13078
         13619         12825         13750             13797          13461
         13457         12664         13773             13719          13292
         13466         12675         13731             13739          13303

12/98    13560         12760         13784             13789          13393
         13623         12814         13846             13857          13450
         13296         12503         13656             13597          13123
         13392         12589         13747             13685          13213
         13392         12589         13784             13721          13213
         13214         12417         13700             13594          13033
         13108         12320         13720             13549          12931
         13034         12245         13722             13502          12852
         12972         12180         13741             13488          12785
         13145         12342         13859             13634          12954
         13148         12342         13887             13664          12954
         13116         12309         13896             13665          12920

12/99    12998         12191         13853             13598          12796
         12913         12105         13806             13555          12706
         13034         12223         13921             13705          12830
         13216         12385         14080             13879          12999
         13129         12309         14074             13829          12920
         13088         12266         14112             13814          12875
         13407         12556         14336             14080          13179
         13502         12642         14431             14188          13269
         13731         12857         14592             14389          13495
         13846         12900         14719             14487          13540
         13940         12922         14821             14589          13563
         14194         13093         15039             14829          13743

12/00    14534         13364         15304             15117          14026
         14770         13567         15507             15322          14240
         14944         13757         15650             15475          14439
         15041         13843         15762             15545          14530
         14935         13753         15712             15455          14436
         15005         13806         15776             15535          14490
         15038         13845         15827             15584          14532
         15374         14139         16123             15926          14841

8/31/01  15541         14291         16266             16093          15000




PERFORMANCE INFORMATION                                 AVERAGE ANNUAL TOTAL RETURNS
   AS OF 8/31/2001                     1 YEAR              3 YEAR            5 YEAR    SINCE INCEPTION (9/1/94)

   INVESTOR SHARES*                     5.85%               2.99%             5.11%              5.23%

   (EXCLUSIVE OF SALES LOAD)           11.15%               4.68%             6.13%              5.96%

   INSTITUTIONAL SHARES                13.18%               5.51%             6.76%              6.50%

   * Reflects the maximum sales load of 4.75%.


ASSET ALLOCATION(2)
AS OF 8/31/2001
                              (as a % of total assets)
Government and Agency Bonds                      63.7%
Corporate Bonds                                  27.9%
Short Term Investments                            8.4%


MATURITY BREAKDOWN(2)
AS OF 8/31/2001

                              (as a % of total assets)
0-1 Years                                        18.6%
1-5 Years                                        19.8%
6-10 Years                                       29.6%
11-20 Years                                      25.4%
Over 20 Years                                     6.6%


--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

+ The Investor Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until December 26, 2000. The performance shown for the Investor Share Class prior to December 26, 2000 reflects the historical performance of the Institutional Share Class dating back to September 1, 1994.

The performance of the LEADER Intermediate Government Bond Fund is measured against the Lehman Brothers Intermediate Government Bond Fund Index, an unmanaged index that generally tracks investment grade corporate debt issues, as well as U.S. government securities with a maturity range of one to 10 years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER SHORT TERM BOND FUND

PORTFOLIO MANAGER: L. Clark Zedric, Vice President and James W. Duies, Portfolio Manager

     OBJECTIVE

The LEADER Short Term Bond Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests in U.S. corporate and government issues, and mortgage-backed and other asset backed securities. The Fund invests primarily in investment grade bonds rated BBB or better. The average maturity of the Fund will generally be 3 years or less.


     Q&A

HOW DID THE FUND PERFORM?

     The Fund's Investor Shares posted a total return of 4.03%+ (exclusive of sales load) for the period from January 5, 2001, the Fund's inception date, through August 31, 2001. For that same period, the Fund's peer group; the Lipper Short Investment Grade Debt Funds Index showed a total return of 6.15%. The Fund's benchmark, the Lehman Brothers 1-3-Year Government/Credit Index posted a total return of 6.36% for the period.(1)

WHAT WERE YOUR KEY STRATEGIES?

     The Fund commenced operations just as the Fed embarked on a lengthy and aggressive rate-cutting campaign. We were focused on finding good values within our maturity guidelines, but there were not many values available. For the most part, yields were too low and prices were too high, so we resorted to putting the Fund's cash in agency discount paper to get a better yield over money market securities. This strategy hurt the Fund's relative performance early on, but as we gradually built positions in corporate securities, the Fund's relative performance improved.

     We focused on blending maturities to strengthen yield and arrive at an average portfolio maturity of less than three years. As such, we purchased BBB-rated paper maturing in one year or less, A-rated paper maturing in less than four years, and AA-rated paper maturing in five to six years. With credit concerns a lingering issue, we stuck with shorter maturities on the lower-quality paper.

HOW WAS THE FUND INVESTED?

     We focused on corporate securities due to the yield advantages they offered over other bond-market sectors. As of August 31, 2001, 94% of the Fund's assets were invested in corporate bonds. In terms of quality, 4.6% of the Fund's assets was invested in bonds rated AAA; 16.8% was invested in AA; 53.9% was invested in A; and 24.7% was invested in Baa.(2)

WHAT IS YOUR OUTLOOK FOR THE FUND?

     Looking ahead, we expect interest rates to remain on a downward course. Therefore, as securities mature, we will have to reinvest at lower rates. Fortunately, we only have one issue scheduled to mature this year and a few due to mature next year. We had anticipated a continued decline in short-term rates, so as we were building the Fund's portfolio we attempted to extend our maturities as long as possible, capturing relatively attractive yields.





--------------------------------------------------------------------------------

1 The Lipper Short Investment Grade Debt Funds Index consists of managed mutual funds that invest at least 65% of their assets in investment-grade debt issues with dollar-weighted average maturities of less than three years. Investors cannot invest directly in an index, but they can invest in its underlying funds or securities.

2    The Fund's composition is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

LEADER SHORT TERM BOND FUND

GROWTH OF A $10,000 INVESTMENT(+)

                                                         Lipper
                                           Lehman         Short       Investor
                                           1-3-Year     Investment   (exclusive
                                           Government/  Grade Debt      of
                                            Credit        Funds        sales
            Institutional   Investor*       Index         Index        load)

1/5/01        $10000         $9524         $10000        $10000       $10000
1/31/01        10036          9524          10142         10142        10000
2/28/01        10064          9514          10214         10213         9990
3/31/01        10135          9580          10297         10287        10059
4/30/01        10143          9576          10329         10311        10055
5/31/01        10189          9621          10393         10375        10102
6/30/01        10195          9624          10433         10418        10106
7/31/01        10346          9765          10564         10546        10253
8/31/01        10426          9828          10636         10615        10319




   PERFORMANCE INFORMATION                                 AGGREGATE TOTAL RETURNS
   AS OF 8/31/2001                                         SINCE INCEPTION (1/5/01)

   INVESTOR SHARES*                                                -0.87%

      (EXCLUSIVE OF SALES LOAD)                                     4.03%

   INSTITUTIONAL SHARES                                             4.26%

*  Reflects the maximum sales load of 4.75%.

ASSET ALLOCATION(2)
AS OF 8/31/2001

                      (as a % of total assets)
Corporate Bonds                          94.3%
Short Term Investments                    5.7%


MATURITY BREAKDOWN(2)
AS OF 8/31/2001

                      (as a % of total assets)
   0-1 Years                            16.80%
   1-5 Years                            79.20%
   6-10 Years                            4.00%




--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

+ The performance shown for the Investor Share Class prior to its inception on March 8, 2001 reflects the historical performance of the Institutional Share Class dating back to January 5, 2001.

The performance of the LEADER Short Term Bond Fund is measured against the Lehman Brothers 1-3-Year Government/Credit Index, an unmanaged index that generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury with a maturity range of one to three years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER TAX-EXEMPT MONEY MARKET FUND(+)

                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

     OBJECTIVE

The LEADER Tax-Exempt Money Market Fund seeks maximum current income exempt from federal income tax consistent with preservation of capital and liquidity. The Fund invests in high quality short-term tax-exempt money market instruments with maturities of 397 days or less.

     Q&A

HOW DID THE FUND PERFORM?

     The Fund's Investor Shares produced a seven-day yield and seven-day effective yield of 1.09% and 1.09%, respectively for the period ended August 31, 2001. For investors in the 39.6% federal income tax bracket, this tax-exempt yield translates to a taxable-equivalent yield of 1.80%. The Fund's yield declined somewhat during the period from its inception on September 6, 2000, through August 31, 2001, reflecting the general decline in short-term interest rates. Concerned about the dramatically slowing economy, the Fed cut interest rates seven times during the period.

WHAT WERE YOUR ESSENTIAL STRATEGIES?

     Because this is a new fund, our primary strategy was to maintain a relatively short average maturity as we worked to build the Fund's assets. We felt it was appropriate to maintain a high degree of liquidity to protect our growing shareholder base from any large redemptions. The Fund ended the period with an average maturity of 35 days.(1)

HOW WAS THE FUND INVESTED?

     To keep the Fund liquid, we invested primarily in variable-rate securities with daily, weekly and monthly interest rate changes. As of August 31, 2001, approximately 70% of the Fund's assets was in variable-rate securities, and the remainder of the Fund's assets was invested in fixed-rate instruments and cash.(1)

WHAT IS YOUR OUTLOOK FOR THE FUND?

     As the Fund's asset base continues to grow, we would like to extend the Fund's average maturity to help lock in relatively higher yields. In the months ahead, continued economic uncertainty should lead to lower interest rates, so any opportunity to extend the portfolio's average maturity may help us to attempt to generate better yields for shareholders. At the same time, we will remain focused on high-quality securities.



--------------------------------------------------------------------------------

+ A portion of the Fund's income may be subject to the federal alternative minimum tax and/or to certain state and local taxes.

1    The composition of the Fund's holdings is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

LEADER MONEY MARKET FUND

                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

     OBJECTIVE

The LEADER Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in high quality, short-term money market instruments with remaining maturities of 397 days or less.


     Q&A

HOW DID THE FUND PERFORM?

     The Fund's Investor Shares produced a seven-day yield and seven-day total effective yield of 2.78% and 2.82%, respectively, for the period ended August 31, 2001, down from 6.32% (Institutional Shares) on August 31, 2000. The decline in yield reflects the general decline in short-term interest rates during the one-year period; the Fed cut interest rates seven times during the Fund's fiscal year.

WHAT WERE YOUR ESSENTIAL STRATEGIES?

     Our primary strategy in this challenging interest rate environment was to extend the portfolio's average maturity whenever possible, without sacrificing the Fund's stringent quality guidelines. By extending the average maturity of the portfolio, we were able to help lock in relatively higher yields available from longer-term securities. The Fund ended the period with an average maturity of 38 days.(1)

HOW WAS THE FUND INVESTED?

     Approximately 60% of the Fund's assets were invested in high-quality commercial paper during the period. The remainder of the Fund was invested in corporate debt obligations, government and agency securities, and other high-quality short-term instruments.(1)

WHAT IS YOUR OUTLOOK FOR THE FUND?

     Going forward, we expect the climate of lower interest rates to prevail. As such, we plan to reinvest the Fund's cash in the longest-possible maturities, within our credit parameters, to attempt to capture attractive yields. This task remains somewhat challenging, though, as continuing uncertainty in the equity markets has led to significant cash inflows to money market funds.




--------------------------------------------------------------------------------

1    The composition of the Fund's holding is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

LEADER TREASURY MONEY MARKET FUND

                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

     OBJECTIVE

The LEADER Treasury Money Market Fund seeks a high level of current income consistent with stability of principal and liquidity. The Fund invests primarily in high quality, short-term money market securities whose interest and principal payments are backed by the full faith of the U.S. government with remaining maturities of 397 days or less.

     Q&A

HOW DID THE FUND PERFORM?

     The Fund's Investor Shares produced a seven-day yield and seven-day total effective yield of 2.82% and 2.86%, respectively for the period ended August 31, 2001. The Fund's yield declined modestly during the period from the Fund's inception on September 6, 2000, through August 31, 2001, reflecting the general decline in short-term interest rates. The Federal Reserve put into place an aggressive easing policy that led to seven rate cuts during the period.

WHAT WERE YOUR ESSENTIAL STRATEGIES?

     Our primary strategy in this challenging interest rate environment was to extend the portfolio's average maturity within the overall maturity guidelines of the Fund. By extending the average maturity of the portfolio, we were able to help lock in relatively higher yields available from longer-term securities. The Fund ended the period with an average maturity of 54 days.(1)

HOW WAS THE FUND INVESTED?

     The Fund was invested primarily in fixed- and variable-rate government and government-agency securities.(1)

WHAT IS YOUR OUTLOOK FOR THE FUND?

     Economic uncertainty should lead to lower interest rates in the near term. As such, we plan to invest in longer-term money market securities in an attempt to capture relatively higher yields. This task remains somewhat challenging, though, as continuing problems in the equity markets have led to significant cash inflows to money market funds.







--------------------------------------------------------------------------------

1    The composition of the Fund's holding is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

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                                       16

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001


                                             MARKET
   SECURITY DESCRIPTION       SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (88.4%)
AEROSPACE -- (0.6%)
Lockheed Martin...........      25,000    $    996,500
                                          ------------
AIR TRAVEL -- (0.5%)
Delta Air Lines...........      20,000         772,000
                                          ------------
ALUMINUM -- (1.6%)
Alcoa.....................      70,000       2,668,400
                                          ------------
AUTOMOBILES & TRUCKS -- (1.1%)
Ford Motor Company........      87,408       1,736,797
                                          ------------
BREWERY -- (2.0%)
Anheuser-Busch Companies..      75,000       3,228,000
                                          ------------
CHEMICALS -- (1.6%)
Dow Chemical..............      75,000       2,629,500
                                          ------------
COMPUTER SOFTWARE -- (2.1%)
Microsoft*................      50,800       2,898,140
Oracle*...................      40,000         488,400
                                          ------------
                                             3,386,540
                                          ------------
COMPUTERS & BUSINESS EQUIPMENT -- (4.9%)
Cisco Systems*............     115,000       1,877,950
Dell Computer*............      80,000       1,710,400
EMC Corporation*..........     100,000       1,546,000
Hewlett-Packard...........      40,000         928,400
Sun Microsystems*.........     180,000       2,061,000
                                          ------------
                                             8,123,750
                                          ------------
DIVERSIFIED OPERATIONS -- (3.9%)
General Electric..........     105,000       4,302,900
Tyco International........      40,000       2,078,000
                                          ------------
                                             6,380,900
                                          ------------
DRUGS & HEALTHCARE -- (15.9%)
Amgen*....................      80,000       5,144,000
Bristol-Myers Squibb......      40,000       2,245,600
Cardinal Health...........      30,000       2,188,200
Johnson & Johnson.........      60,000       3,162,600
Lilly (Eli) & Company.....      35,000       2,717,050
Merck & Company...........      40,200       2,617,020
Pfizer....................     181,000       6,934,110
Pharmacia.................      35,000       1,386,000
                                          ------------
                                            26,394,580
                                          ------------


                                             MARKET
   SECURITY DESCRIPTION       SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
ELECTRONIC COMPONENTS -- (3.4%)
Applied Materials*........      40,000    $  1,723,600
Intel.....................      80,000       2,236,800
Texas Instruments.........      47,400       1,568,940
                                          ------------
                                             5,529,340
                                          ------------
FINANCE & BANKING -- (12.1%)
Bank of America...........      40,000       2,460,000
Bank One..................      33,200       1,151,708
Citigroup.................      48,333       2,211,235
Fannie Mae................      50,000       3,810,500
First Union...............      30,000       1,032,600
Hartford Financial
  Services Group..........      20,000       1,296,000
J.P. Morgan Chase &
  Company.................      51,000       2,009,400
Mellon Financial..........      36,600       1,290,150
Merrill Lynch & Company...      30,000       1,548,000
SouthTrust................      77,000       1,875,720
Wells Fargo...............      30,200       1,389,502
                                          ------------
                                            20,074,815
                                          ------------
FOOD & BEVERAGES -- (3.2%)
Coca-Cola.................      16,000         778,720
ConAgra Foods.............      81,200       1,863,540
PepsiCo...................      55,600       2,613,200
                                          ------------
                                             5,255,460
                                          ------------
HOUSEHOLD PRODUCTS -- (2.3%)
Colgate-Palmolive.........      25,000       1,353,750
Procter & Gamble..........      32,000       2,372,800
                                          ------------
                                             3,726,550
                                          ------------
MEDICAL INSTRUMENTS -- (1.7%)
Medtronic.................      60,000       2,732,400
                                          ------------
MULTIMEDIA -- (1.6%)
AOL Time Warner*..........      69,900       2,610,765
                                          ------------
OIL & GAS -- (11.4%)
BP Amoco PLC - ADR........      54,200       2,757,696
Conoco, Class B...........      79,847       2,367,464
El Paso Corporation.......      34,600       1,681,214
Exxon Mobil...............     139,736       5,610,400

                                   continued

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001


                                             MARKET
   SECURITY DESCRIPTION       SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
OIL & GAS -- (CONTINUED)
Sunoco....................      60,000    $  2,272,800
Texaco....................      42,000       2,925,300
Ultramar Diamond
  Shamrock................      25,000       1,291,000
                                          ------------
                                            18,905,874
                                          ------------
PAPER -- (2.9%)
Boise Cascade.............      20,000         734,000
Georgia-Pacific Group.....      70,000       2,557,800
Kimberly-Clark............      25,000       1,551,250
                                          ------------
                                             4,843,050
                                          ------------
PRINTING & PUBLISHING -- (1.0%)
R.R. Donnelley & Sons.....      56,000       1,669,920
                                          ------------
RAILROADS -- (0.4%)
Burlington Northern Santa
  Fe......................      23,800         645,218
                                          ------------
RESTAURANTS -- (0.5%)
McDonald's................      29,400         882,882
                                          ------------
RETAIL -- (3.1%)
Lowe's....................      60,000       2,232,000
Wal-Mart Stores...........      45,000       2,162,250
Walgreen Company..........      20,000         687,000
                                          ------------
                                             5,081,250
                                          ------------
TELECOMMUNICATION EQUIPMENT -- (1.8%)
Corning...................      42,000         504,420
General Motors, Class
  H*......................      60,000       1,119,000
Lucent Technologies.......      50,000         341,000
Nokia Oyj - ADR...........      62,000         948,600
                                          ------------
                                             2,913,020
                                          ------------
TELECOMMUNICATIONS -- (4.6%)
Qwest Communications
  International...........      45,826         985,259
SBC Communications........      29,200       1,194,572
Sprint....................      60,000       1,400,400
Sprint (PCS)*.............      40,000         991,600
Verizon Communications....      35,990       1,799,500
WorldCom Group*...........      92,500       1,189,550
                                          ------------
                                             7,560,881
                                          ------------

                              SHARES
                                OR
                            PRINCIPAL        MARKET
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TOBACCO -- (2.0%)
Philip Morris Companies...      70,000    $  3,318,000
                                          ------------
UTILITIES -- (2.2%)
GPU.......................      50,000       1,909,000
Xcel Energy...............      61,000       1,671,400
                                          ------------
                                             3,580,400
                                          ------------
TOTAL COMMON STOCKS -- (Cost
  $112,974,135).......................     145,646,792
                                          ------------
PREFERRED STOCKS -- (4.5%)
FINANCE & BANKING -- (2.3%)
AT&T Capital..............      40,000       1,046,000
Harris Preferred Capital
  Series A................      30,000         756,000
MediaOne Financial
  Trust...................      40,000       1,046,400
Merrill Lynch Capital
  Trust...................      40,000       1,022,400
                                          ------------
                                             3,870,800
                                          ------------
INSURANCE -- (0.5%)
Allstate..................      35,000         876,400
                                          ------------
OIL & GAS -- (0.3%)
UDS Capital, Series I.....      20,000         503,000
                                          ------------
TELECOMMUNICATIONS -- (0.6%)
Motorola Capital Trust....      40,000         923,600
                                          ------------
UTILITIES -- (0.8%)
Duke Energy Capital
  Trust...................      30,000         766,500
KCPL Financing, Series
  I.......................      20,000         513,000
                                          ------------
                                             1,279,500
                                          ------------
TOTAL PREFERRED STOCKS --
  (Cost $7,375,000)...................       7,453,300
                                          ------------
GOVERNMENT AND AGENCY BONDS -- (3.1%)
FEDERAL AGENCY -- (3.1%)
Federal Home Loan Bank
  5.875%, 12/28/2001......  $5,000,000       5,035,150
                                          ------------

                                   continued

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001

                                             MARKET
   SECURITY DESCRIPTION       SHARES         VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- (3.9%)
MUTUAL FUND -- (3.9%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust
  Original Class..........   6,417,808    $  6,417,808
                                          ------------
TOTAL INVESTMENTS --
  (Cost $131,783,268)(a) -- 99.9%.....     164,553,050
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.................         224,999
                                          ------------
NET ASSETS -- 100.0%..................    $164,778,049
                                          ============

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $ 45,756,035
Unrealized depreciation.....................................   (12,986,253)
                                                              ------------
Net unrealized appreciation.................................  $ 32,769,782
                                                              ============

*  Represents non-income producing securities.

ADR -- American Depositary Receipt

              See accompanying notes to the financial statements.

                              LEADER BALANCED FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001

                                             MARKET
   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (46.7%)
AEROSPACE -- (2.5%)
Boeing.....................      10,000    $   512,000
Lockheed Martin............      15,000        597,900
                                           -----------
                                             1,109,900
                                           -----------
ALUMINUM -- (1.3%)
Alcoa......................      15,000        571,800
                                           -----------
BREWERY -- (1.4%)
Anheuser-Busch Companies...      15,000        645,600
                                           -----------
CHEMICALS -- (1.1%)
DuPont (EI) de Nemours &
  Company..................      12,000        491,640
                                           -----------
COMPUTER SOFTWARE -- (0.7%)
Oracle*....................      25,000        305,250
                                           -----------
COMPUTERS & BUSINESS EQUIPMENT -- (1.2%)
EMC Corporation*...........      20,000        309,200
Sun Microsystems*..........      22,000        251,900
                                           -----------
                                               561,100
                                           -----------
CONSTRUCTION & HOUSING -- (0.9%)
Centex Corporation.........       9,000        394,200
                                           -----------
DIVERSIFIED OPERATIONS -- (3.1%)
General Electric...........      15,000        614,700
Tyco International.........      15,000        779,250
                                           -----------
                                             1,393,950
                                           -----------
DRUGS & HEALTHCARE -- (9.2%)
Amgen*.....................      10,000        643,000
Bristol-Myers Squibb.......      10,000        561,400
Cardinal Health............       7,400        539,756
Johnson & Johnson..........      15,000        790,650
Lilly (Eli) & Company......       9,000        698,670
Merck & Company............       8,000        520,800
Pfizer.....................      10,000        383,100
                                           -----------
                                             4,137,376
                                           -----------
FINANCE & BANKING -- (8.7%)
Bank of America............      12,000        738,000
Citigroup..................      12,000        549,000
Fannie Mae.................       7,000        533,470
J.P. Morgan Chase &
  Company..................      14,000        551,600

                                             MARKET
   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
Merrill Lynch & Company....       5,000    $   258,000
SouthTrust.................      32,000        779,520
Wells Fargo................      11,000        506,110
                                           -----------
                                             3,915,700
                                           -----------
FOOD & BEVERAGES -- (2.6%)
ConAgra Foods..............      20,000        459,000
PepsiCo....................      15,000        705,000
                                           -----------
                                             1,164,000
                                           -----------
HOUSEHOLD PRODUCTS -- (1.2%)
Colgate-Palmolive..........      10,000        541,500
                                           -----------
MEDICAL INSTRUMENTS -- (1.0%)
Medtronic..................      10,000        455,400
                                           -----------
OIL & GAS -- (4.9%)
BP Amoco PLC - ADR.........      10,000        508,800
El Paso Corporation........      12,300        597,657
Exxon Mobil................      18,000        722,700
Sunoco.....................      10,000        378,800
                                           -----------
                                             2,207,957
                                           -----------
PRINTING & PUBLISHING -- (0.7%)
R.R. Donnelley & Sons......      10,000        298,200
                                           -----------
RETAIL -- (2.4%)
Lowe's.....................      20,000        744,000
Walgreen Company...........      10,000        343,500
                                           -----------
                                             1,087,500
                                           -----------
TELECOMMUNICATION EQUIPMENT -- (0.4%)
Corning....................      15,000        180,150
                                           -----------
TELECOMMUNICATIONS -- (1.8%)
Verizon Communications.....      10,000        500,000
WorldCom Group*............      25,000        321,500
                                           -----------
                                               821,500
                                           -----------
TOBACCO -- (1.6%)
Philip Morris Companies....      15,000        711,000
                                           -----------
TOTAL COMMON STOCKS --
  (Cost $22,979,514)...................     20,993,723
                                           -----------

                                   continued

                              LEADER BALANCED FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001

                             PRINCIPAL       MARKET
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (9.6%)
AUTOMOBILES & TRUCKS -- (2.4%)
DaimlerChrysler 7.75%,
  1/18/2011................  $1,000,000    $ 1,067,180
                                           -----------
FINANCE & BANKING -- (2.4%)
First Union National Bank
  7.125%, 10/15/2006.......   1,000,000      1,069,840
                                           -----------
TELECOMMUNICATIONS -- (2.4%)
British Telecom PLC
  8.125%, 12/15/2010.......   1,000,000      1,112,110
                                           -----------
UTILITIES -- (2.4%)
AT&T
  7.75%, 3/1/2007..........   1,000,000      1,081,610
                                           -----------
TOTAL CORPORATE BONDS --
  (Cost $4,070,272)....................      4,330,740
                                           -----------
GOVERNMENT AND AGENCY BONDS -- (38.5%)
FEDERAL AGENCIES -- (38.5%)
FANNIE MAE -- (13.1%)
  6.625%, 10/15/2007.......   2,000,000      2,150,940
  6.00%, 5/15/2008.........   2,000,000      2,076,880
  7.25%, 1/15/2010.........   1,500,000      1,671,090
                                           -----------
                                             5,898,910
                                           -----------
FEDERAL FARM CREDIT BANK -- (3.7%)
  7.00%, 9/1/2015..........   1,500,000      1,647,180
                                           -----------

                               SHARES
                                 OR
                             PRINCIPAL       MARKET
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FEDERAL AGENCIES -- (CONTINUED)
FEDERAL HOME LOAN BANK -- (17.0%)
  6.21%, 6/2/2009..........  $2,000,000    $ 2,076,880
  7.00%, 8/15/2014.........   5,000,000      5,537,500
                                           -----------
                                             7,614,380
                                           -----------
SALLIE MAE -- (4.7%)
  6.55%, 12/2/2013.........   2,000,000      2,123,440
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $17,174,769)...................     17,283,910
                                           -----------
MUNICIPAL BONDS -- (1.2%)
CALIFORNIA -- (1.2%)
Sacramento County
  California Revenue 3.60%,
  7/1/2022(b)..............     530,000        530,000
                                           -----------
SHORT TERM INVESTMENTS -- (3.2%)
MUTUAL FUND -- (3.2%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class...........   1,457,833      1,457,833
                                           -----------
TOTAL INVESTMENTS -- (Cost
  $46,212,388)(a) -- 99.2%.............     44,596,206
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.8%..................        347,516
                                           -----------
NET ASSETS -- 100.0%...................    $44,943,722
                                           ===========

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation.....................................  $ 1,177,397
Unrealized depreciation.....................................   (2,793,579)
                                                              -----------
Net unrealized depreciation.................................  $(1,616,182)
                                                              ===========

(b) Variable rate instrument. The rate presented is the rate in effect at August 31, 2001. The maturity date reflected is the final maturity date.

*  Represents non-income producing securities.

ADR -- American Depositary Receipt.

              See accompanying notes to the financial statements.

                          LEADER TAX-EXEMPT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001

                             PRINCIPAL       MARKET
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (97.9%)
ALASKA -- (3.8%)
Anchorage Alaska, General
  Obligation, Series A
  5.625%, 9/1/2016........  $   750,000    $   812,948
                                           -----------
COLORADO -- (4.0%)
Denver Colorado City &
  County Airport, Revenue
  Series E, 6.00%
  11/15/2011..............      750,000        871,763
                                           -----------
FLORIDA -- (4.7%)
Orange County Florida
  Water Utilities Systems
  Revenue, 4.75%
  10/1/2014...............      500,000        509,040
Reedy Creek Improvement
  Florida, General
  Obligation, Series A
  4.75%, 6/1/2017.........      500,000        501,110
                                           -----------
                                             1,010,150
                                           -----------
ILLINOIS -- (9.1%)
Cook County Illinois
  Community College
  Revenue, Series C 7.70%,
  12/1/2007...............      750,000        915,645
Illinois Health Facilities
  Authority, Revenue
  6.125%, 11/15/2022......    1,000,000      1,060,070
                                           -----------
                                             1,975,715
                                           -----------
INDIANA -- (7.0%)
Hamilton Southeastern
  Indiana Construction
  School Building
  Corporation, Revenue
  zero coupon, 7/1/2015...      845,000        434,000
La Porte County Indiana
  Hospital Authority
  Revenue 6.25%,
  3/1/2012................    1,000,000      1,071,040
                                           -----------
                                             1,505,040
                                           -----------

                             PRINCIPAL       MARKET
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
LOUISIANA -- (3.8%)
Louisiana State, General
  Obligation, Series B
  5.50%, 4/15/2006........  $   750,000    $   817,965
                                           -----------
MARYLAND -- (2.6%)
Maryland State, General
  Obligation, Series II
  5.50%, 7/15/2013........      500,000        562,685
                                           -----------
MISSOURI -- (1.4%)
Missouri State Health &
  Educational Facilities
  Revenue, *2.70%
  11/1/2029...............      300,000        300,000
                                           -----------
NEBRASKA -- (4.0%)
Omaha Public Power
  Revenue, Series B 6.15%,
  2/1/2012................      750,000        868,208
                                           -----------
NEVADA -- (6.2%)
Henderson Nevada, General
  Obligation, Series B
  4.75%, 6/1/2006.........      500,000        509,755
Nevada State, General
  Obligation, 6.50%
  12/1/2011...............      750,000        831,008
                                           -----------
                                             1,340,763
                                           -----------
NORTH CAROLINA -- (4.8%)
North Carolina Medical
  Care Commission Health
  Care Facilities, Revenue
  Series A, 4.25%
  10/1/2004...............    1,000,000      1,035,190
                                           -----------
OHIO -- (3.7%)
Ohio State Public
  Facilities Community,
  Revenue Series II-A,
  5.20% 5/1/2007..........      750,000        803,700
                                           -----------
OREGON -- (2.4%)
Salem-Keizer Oregon School
  District, General
  Obligation, 5.10%
  6/1/2012................      500,000        526,730
                                           -----------

                                   continued

                          LEADER TAX-EXEMPT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001


                             PRINCIPAL       MARKET
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
SOUTH CAROLINA -- (2.4%)
Charleston County South
  Carolina School District
  General Obligation
  5.00%, 2/1/2019.........  $   500,000    $   508,910
                                           -----------
SOUTH DAKOTA -- (3.3%)
Heartland Consumers Power
  District, Revenue
  6.375%, 1/1/2016........      630,000        723,335
                                           -----------
TENNESSEE -- (4.9%)
Jackson Tennessee Hospital
  Revenue 5.50%,
  4/1/2010................      500,000        529,770
Nashville & Davidson
  County Health &
  Educational Facilities
  Revenue, Series A 6.00%,
  10/1/2022...............      500,000        528,355
                                           -----------
                                             1,058,125
                                           -----------
TEXAS -- (14.7%)
Austin Texas, General
  Obligation 4.75%,
  9/1/2014................      875,000        889,034
Brownsville Texas Utility
  Systems, Revenue 7.375%,
  1/1/2010................      585,000        680,648
El Paso Texas, General
  Obligation, Series A
  5.50%, 8/15/2009........      750,000        803,933
San Antonio Texas Water
  Revenue 6.40%,
  5/15/2006...............      775,000        808,975
                                           -----------
                                             3,182,590
                                           -----------

                              SHARES
                                OR
                             PRINCIPAL       MARKET
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
WASHINGTON -- (15.1%)
Seattle Washington
  Municipal Light & Power
  Revenue 5.00%,
  3/1/2020................  $ 1,000,000    $ 1,001,489
Washington State Public
  Power Supply System
  Nuclear Project No. 1
  Revenue, Series B 7.25%,
  7/1/2009................      500,000        581,505
Washington State Public
  Power Supply System
  Nuclear Project No. 2
  Revenue, Series A 6.00%,
  7/1/2007................      750,000        834,547
Washington State, General
  Obligation, Series B
  5.50%, 5/1/2009.........      750,000        826,613
                                           -----------
                                             3,244,154
                                           -----------
TOTAL MUNICIPAL BONDS --
  (Cost $19,839,995)...................     21,147,971
                                           -----------
SHORT TERM INVESTMENTS -- (0.9%)
MUTUAL FUND -- (0.9%)
Pacific Capital Tax-Free
  Cash Assets Fund
  Original Class..........      202,924        202,924
                                           -----------
TOTAL INVESTMENTS --
  (Cost $20,042,919)(a) -- 98.8%.......     21,350,895
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.2%..................        268,411
                                           -----------
NET ASSETS -- 100.0%...................    $21,619,306
                                           ===========

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................    $1,307,976
Unrealized depreciation.....................................            --
                                                                ----------
Net unrealized appreciation.................................    $1,307,976
                                                                ==========

* Variable rate instrument. The rate presented is the rate in effect at August 31, 2001. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001


                           PRINCIPAL         MARKET
  SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
CORPORATE BONDS -- (29.4%)
AEROSPACE -- (0.4%)
Boeing 8.10%,
  11/15/2006............  $    500,000    $    562,645
                                          ------------
AUTOMOBILES & TRUCKS -- (0.2%)
Ford Motor Company
  9.50%, 9/15/2011......       230,000         271,690
                                          ------------
BROKERAGE SERVICES -- (5.9%)
Bear Stearns 7.00%,
  3/1/2007..............     1,000,000       1,053,460
Goldman Sachs Group
  7.35%, 10/1/2009......       500,000         532,845
  7.80%, 1/28/2010......     2,000,000       2,184,397
Merrill Lynch & Company
  8.00%, 2/1/2002.......       325,000         329,934
  6.07%, 4/6/2004.......       750,000         774,758
  8.00%, 6/1/2007.......       500,000         559,465
Morgan Stanley Dean
  Witter 6.75%,
  10/15/2013............     1,000,000       1,024,180
Salomon Smith Barney
  Holdings 7.30%,
  8/1/2013..............     1,000,000       1,081,100
                                          ------------
                                             7,540,139
                                          ------------
CHEMICALS -- (0.7%)
DuPont (EI) de Nemours &
  Company 8.125%,
  3/15/2004.............       765,000         832,527
                                          ------------
ELECTRONIC COMPONENTS -- (1.6%)
Arrow Electronics
  *4.82%, 10/5/2001.....     2,000,000       2,000,383
                                          ------------
FINANCE & BANKING -- (12.2%)
American General 6.75%,
  6/15/2005.............       500,000         524,510
Chase Manhattan 7.125%,
  2/1/2007..............       500,000         535,460
Chrysler Financial
  6.95%, 3/25/2002......       500,000         506,280
Citigroup 6.20%,
  3/15/2009.............       500,000         508,755
General Motors
  Acceptance Corporation
  6.125%, 11/15/2008....     1,000,000         988,792


                           PRINCIPAL         MARKET
  SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
Inter-American
  Development Bank
  6.00%, 5/13/2009......  $    500,000    $    500,365
International Bank for
  Reconstruction &
  Development 7.00%,
  1/27/2005.............     2,000,000       2,149,493
National City Bank of
  Kentucky 6.30%,
  2/15/2011.............     1,000,000         997,280
NationsBank
  6.375%, 2/15/2008.....     1,000,000       1,022,440
  6.60%, 5/15/2010......     1,000,000       1,023,790
  7.04%, 8/15/2012......       500,000         501,450
Northern Trust 7.10%,
  8/1/2009..............     1,500,000       1,598,835
Norwest Financial 7.20%,
  5/1/2007..............     1,000,000       1,072,120
St. Paul Companies
  7.29%, 8/28/2007......       500,000         548,985
Swiss Bank of New York
  7.00%, 10/15/2015.....     1,000,000       1,064,533
Union Bank
  Switzerland - NY
  7.25%, 7/15/2006......     1,000,000       1,080,390
Wachovia 6.375%,
  2/1/2009..............     1,000,000       1,009,130
                                          ------------
                                            15,632,608
                                          ------------
INSURANCE -- (0.4%)
Loews Corporation 6.75%,
  12/15/2006............       500,000         522,485
                                          ------------
PRINTING & PUBLISHING -- (0.6%)
R.R. Donnelley & Sons
  7.00%, 1/1/2003.......       700,000         719,915
                                          ------------
RETAIL -- (0.4%)
Wal-Mart Stores 6.875%,
  8/10/2009.............       500,000         534,790
                                          ------------
TRANSPORTATION -- (0.2%)
Norfolk & Southern
  Railway
  7.75%, 8/15/2005......       225,000         241,394
                                          ------------

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001


                           PRINCIPAL         MARKET
  SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
UTILITIES -- (6.8%)
AT&T
  7.125%, 1/15/2002.....  $    960,000    $    970,128
Bellsouth Cap Funding
  7.75%, 2/15/2010......     1,000,000       1,109,183
Illinois Power
  6.25%, 7/15/2002......     2,275,000       2,307,123
National Rural Utilities
  7.30%, 9/15/2006......     1,000,000       1,086,370
  7.20%, 10/1/2015......     1,950,000       2,121,600
Pacific Bell 7.25%,
  7/1/2002..............     1,000,000       1,025,160
                                          ------------
                                             8,619,564
                                          ------------
TOTAL CORPORATE BONDS --
  (Cost $35,576,160)..................      37,478,140
                                          ------------
GOVERNMENT AND AGENCY BONDS -- (66.9%)
FEDERAL AGENCIES -- (66.9%)
FANNIE MAE -- (21.3%)
  4.50%, 9/24/2004......     3,000,000       3,000,000
  6.14%, 9/2/2008.......     1,000,000       1,014,220
  6.03%, 2/2/2009.......     1,000,000         997,030
  7.00%, 3/1/2012.......       732,820         758,901
  7.00%, 4/1/2012.......       949,985         983,795
  7.00%, 8/14/2012......     1,500,000       1,526,490
  7.00%, 8/27/2012......     1,500,000       1,560,465
  6.875%, 9/10/2012.....       500,000         530,207
  7.00%, 10/29/2012.....       500,000         508,830
  6.26%, 11/26/2012.....     1,000,000       1,035,827
  6.50%, 12/1/2012......       936,344         958,067
  6.50%, 1/1/2013.......     1,252,557       1,281,616
  7.00%, 3/4/2013.......     1,000,000       1,000,000
  6.00%, 7/1/2013.......       499,636         504,408
  6.25%, 2/18/2014......     2,000,000       1,981,240
  6.37%, 2/25/2014......     2,000,000       1,994,060
  6.00%, 3/1/2014.......       786,483         793,019
  6.50%, 6/1/2014.......       721,558         737,692
  7.00%, 6/1/2014.......       587,702         605,803
  7.00%, 12/12/2016.....     1,000,000         995,442
  6.75%, 8/25/2021......       920,000         942,135
  7.05%, 4/25/2022......       925,000         956,219
  7.50%, 1/1/2030.......     1,581,969       1,632,038
  7.50%, 12/1/2030......       841,288         867,528


                           PRINCIPAL         MARKET
  SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FEDERAL AGENCIES -- (CONTINUED)
FANNIE MAE -- (CONTINUED)
  7.50%, 12/1/2030......  $     24,019    $     24,768
                                          ------------
                                            27,189,800
                                          ------------
FEDERAL FARM CREDIT BANK -- (1.6%)
  6.125%, 1/22/2013.....     1,000,000         984,220
  6.27%, 1/26/2016......     1,000,000       1,060,940
                                          ------------
                                             2,045,160
                                          ------------
FEDERAL HOME LOAN BANK -- (20.8%)
  6.75%, 4/5/2004.......       500,000         530,376
  6.47%, 6/30/2004......       500,000         528,085
  6.25%, 8/13/2004......       500,000         525,465
  7.125%, 2/15/2005.....     2,000,000       2,157,968
  6.75%, 4/10/2006......       500,000         536,485
  7.325%, 5/30/2007.....     1,000,000       1,110,940
  6.00%, 7/2/2008.......     2,000,000       2,045,282
  6.12%, 8/26/2008......       500,000         506,720
  6.795%, 6/30/2009.....     1,000,000       1,084,527
  7.375%, 2/12/2010.....     1,000,000       1,115,940
  6.25%, 3/1/2011.......     1,000,000       1,014,690
  7.01%, 12/4/2012......     1,000,000       1,003,750
  6.125%, 1/9/2013......     2,000,000       2,046,560
  6.00%, 9/1/2013.......       702,274         709,858
  6.73%, 9/17/2013......     1,000,000         996,720
  6.10%, 2/19/2014......     1,000,000         975,940
  6.045%, 5/12/2014.....     1,000,000       1,013,509
  6.625%, 6/30/2014.....     1,000,000       1,070,000
  7.10%, 8/27/2014......     2,000,000       2,217,374
  8.00%, 9/3/2014.......     1,000,000       1,031,240
  6.29%, 9/8/2014.......     2,000,000       1,994,996
  7.375%, 2/13/2015.....     2,000,000       2,254,060
                                          ------------
                                            26,470,485
                                          ------------
FREDDIE MAC -- (21.8%)
  7.50%, 1/1/2007.......         6,382           6,557
  7.10%, 4/10/2007......     2,000,000       2,195,122
  7.14%, 12/15/2007.....     1,000,000       1,117,880
  6.50%, 5/1/2008.......        37,599          38,678
  7.00%, 3/15/2010......     1,000,000       1,098,012
  6.00%, 11/1/2010......        78,677          79,846
  6.135%, 2/15/2011.....     1,000,000       1,030,620
  6.77%, 3/21/2011......     1,000,000       1,000,060
  6.125%, 7/28/2011.....     1,000,000         988,440

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001


                           PRINCIPAL         MARKET
  SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FEDERAL AGENCIES -- (CONTINUED)
FREDDIE MAC -- (CONTINUED)
  6.375%, 8/1/2011......  $  3,000,000    $  3,073,491
  6.00%, 9/15/2011......     2,500,000       2,505,469
  6.71%, 12/5/2011......     2,000,000       2,092,820
  7.27%, 2/6/2012.......     1,000,000       1,079,840
  7.49%, 4/16/2012......     1,000,000       1,094,220
  6.00%, 9/1/2013.......       723,925         731,743
  6.00%, 10/1/2013......       705,235         712,852
  7.00%, 5/24/2016......     4,000,000       3,959,361
  7.09%, 11/22/2016.....       500,000         523,045
  7.00%, 1/15/2023......     1,000,000       1,006,560
  7.00%, 12/15/2023.....       546,000         565,279
  8.00%, 5/1/2030.......       942,053         979,273
  6.50%, 3/1/2031.......     1,937,698       1,948,471
                                          ------------
                                            27,827,639
                                          ------------
GINNIE MAE -- (1.4%)
  7.50%, 6/20/2029......     1,122,264       1,159,568
  7.50%, 10/20/2029.....       661,587         683,578
                                          ------------
                                             1,843,146
                                          ------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $82,337,186)..................      85,376,230
                                          ------------


                                             MARKET
  SECURITY DESCRIPTION       SHARES          VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- (8.9%)
MUTUAL FUNDS -- (8.9%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust
  Original Class........     6,670,544    $  6,670,544
Victory Prime
  Obligations Fund,
  Class A...............     4,640,913       4,640,913
                                          ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $11,311,457)..................      11,311,457
                                          ------------
TOTAL INVESTMENTS --
  (Cost $129,224,803)(a) -- 105.2%....     134,165,827
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (5.2)%....................      (6,670,272)
                                          ------------
NET ASSETS -- 100.0%..................    $127,495,555
                                          ============

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $ 5,055,786
Unrealized depreciation.....................................     (114,762)
                                                              -----------
Net unrealized appreciation.................................  $ 4,941,024
                                                              ===========

* Variable rate instrument. The rate presented is the rate in effect at August 31, 2001. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

                          LEADER SHORT TERM BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001


                             PRINCIPAL       MARKET
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
CORPORATE BONDS -- (93.3%)
BROKERAGE SERVICES -- (10.0%)
Bear Stearns 6.50%,
  5/1/2006................  $   650,000    $   672,243
Merrill Lynch & Company
  6.00%, 7/15/2005........      700,000        721,063
Morgan Stanley Dean Witter
  5.625%, 1/20/2004.......      400,000        408,548
                                           -----------
                                             1,801,854
                                           -----------
DIVERSIFIED OPERATIONS -- (4.0%)
Tyco International Group
  5.875%, 11/1/2004.......      700,000        711,375
                                           -----------
DRUGS & HEALTHCARE -- (2.8%)
Wellpoint Health Network
  6.375%, 6/15/2006.......      500,000        509,328
                                           -----------
ELECTRONIC COMPONENTS -- (3.9%)
Arrow Electronics *4.82%,
  10/5/2001...............      700,000        700,209
                                           -----------
FINANCE & BANKING -- (22.7%)
Chrysler Financial 6.95%,
  3/25/2002...............      422,000        427,300
General Electric Capital
  Corporation 5.375%,
  4/23/2004...............      750,000        766,995
General Motors Acceptance
  Corporation 5.75%,
  11/10/2003..............      700,000        714,508
Heller Financial 6.40%,
  1/15/2003...............      700,000        723,288
International Lease
  Finance 5.70%,
  7/3/2006................      700,000        714,159
Textron Financial
  Corporation 5.95%,
  3/15/2004...............      700,000        716,632
                                           -----------
                                             4,062,882
                                           -----------
FOOD & BEVERAGES -- (4.2%)
Coca-Cola Enterprises
  5.375%, 8/15/2006.......      750,000        751,268
                                           -----------


                             PRINCIPAL       MARKET
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
MULTIMEDIA -- (3.9%)
Walt Disney 5.50%,
  12/29/2006..............  $   700,000    $   707,027
                                           -----------
REAL ESTATE -- (2.2%)
EOP Operating LP 6.375%,
  1/15/2002...............      400,000        402,880
                                           -----------
RESTAURANTS -- (4.0%)
McDonald's 5.15%,
  7/1/2004................      700,000        709,409
                                           -----------
RETAIL -- (4.8%)
Gap
  5.625%, 5/1/2003........      450,000        457,250
Nike
  5.50%, 8/15/2006........      400,000        401,320
                                           -----------
                                               858,570
                                           -----------
TELECOMMUNICATIONS -- (12.0%)
SBC Communications 5.75%,
  5/2/2006................      700,000        712,873
Sprint 7.125%,
  1/30/2006...............      324,000        337,926
US West Communications
  6.125%, 11/15/2005......      700,000        700,581
WorldCom 6.25%,
  8/15/2003...............      400,000        407,948
                                           -----------
                                             2,159,328
                                           -----------
TRANSPORTATION -- (3.4%)
CSX Corporation, 7.00%,
  9/15/2002...............      600,000        615,684
                                           -----------
UTILITIES -- (15.4%)
Allegheny Generating
  Company 5.625%,
  9/1/2003................      400,000        405,688
Detroit Edison 6.64%,
  3/17/2003...............      455,000        467,567
Illinois Power 6.25%,
  7/15/2002...............      450,000        456,354
KeySpan Corporation 6.15%,
  6/1/2006................      700,000        720,216

                                   continued

                          LEADER SHORT TERM BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001


                             PRINCIPAL       MARKET
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
UTILITIES -- (CONTINUED)
National Rural Utilities
  6.00%, 1/15/2004........  $   250,000    $   257,343
New York State Electric &
  Gas 6.75%, 10/15/2002...      450,000        461,160
                                           -----------
                                             2,768,328
                                           -----------
TOTAL CORPORATE BONDS --
  (Cost $16,535,453)...................     16,758,142
                                           -----------


                                             MARKET
   SECURITY DESCRIPTION       SHARES          VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- (5.6%)
MUTUAL FUNDS -- (5.6%)
Pacific Capital Cash
  Assets Trust Money
  Market Original Class...      106,385    $   106,385
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust
  Original Class..........      901,971        901,971
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,008,356)....................      1,008,356
                                           -----------
TOTAL INVESTMENTS --
  (Cost $17,543,809)(a) -- 98.9%.......     17,766,498
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.1%..................        192,911
                                           -----------
NET ASSETS -- 100.0%...................    $17,959,409
                                           ===========

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $223,743
Unrealized depreciation.....................................    (1,054)
                                                              --------
Net unrealized appreciation.................................  $222,689
                                                              ========

* Variable rate instrument. The rate presented is the rate in effect at August 31, 2001. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

                      LEADER TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001

                             PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION       AMOUNT          COST
------------------------------------------------------
COMMERCIAL PAPER -- (22.4%)
FLORIDA -- (3.0%)
Florida Municipal Power
  Agency 2.30%,
  12/4/2001...............  $ 1,000,000    $ 1,000,000
                                           -----------
ILLINOIS -- (3.0%)
Illinois Health Facilities
  Authority 2.65%,
  10/22/2001..............    1,000,000      1,000,000
                                           -----------
NEVADA -- (3.0%)
Las Vegas Valley Water
  2.65%, 1/11/2002........    1,000,000      1,000,000
                                           -----------
TEXAS -- (3.9%)
University of Texas 2.25%,
  11/14/2001..............    1,300,000      1,300,000
                                           -----------
WASHINGTON -- (6.2%)
Tacoma Washington
  Electrical Systems
  2.80%, 11/9/2001........    1,000,000      1,000,000
Washington Ports 2.65%,
  2/12/2002...............    1,000,000      1,000,000
                                           -----------
                                             2,000,000
                                           -----------
WYOMING -- (3.3%)
Sweetwater County Wyoming
  3.15%, 9/12/2001........    1,100,000      1,100,000
                                           -----------
TOTAL COMMERCIAL PAPER --
  (Cost $7,400,000)....................      7,400,000
                                           -----------
MUNICIPAL BONDS -- (74.0%)
COLORADO -- (3.0%)
Colorado Health Facilities
  Authority, Revenue
  *2.00%, 5/15/2020.......    1,000,000      1,000,000
                                           -----------
DISTRICT OF COLUMBIA -- (2.7%)
District of Columbia
  General Obligation
  Series A, *2.05%
  6/1/2015................      900,000        900,000
                                           -----------

                             PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION       AMOUNT          COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
FLORIDA -- (3.0%)
Florida Gulf Coast
  University, General
  Obligation, *2.00%
  8/1/2030................  $ 1,000,000    $ 1,000,000
                                           -----------
GEORGIA -- (6.0%)
Clayton County Georgia
  Multifamily Housing
  Authority, Revenue
  Series A, *1.95%
  1/1/2021................      990,000        990,000
Georgia Municipal
  Association, General
  Obligation, *1.95%
  12/15/2020..............    1,000,000      1,000,000
                                           -----------
                                             1,990,000
                                           -----------
INDIANA -- (3.0%)
Indiana Hospital Equipment
  Financing Authority
  Revenue, Series A
  *2.10%, 12/1/2015.......    1,000,000      1,000,000
                                           -----------
KANSAS -- (3.9%)
Olathe Kansas Recreational
  Facilities, Revenue
  Series B, *2.70%
  11/1/2016...............    1,300,000      1,300,000
                                           -----------
MINNESOTA -- (4.3%)
Mankato Minnesota
  Multifamily, Revenue
  *2.70%, 5/1/2027........      400,000        400,000
Minneapolis & St. Paul
  Minnesota Community
  Airport, Revenue Series
  A, 3.50% 8/1/2002.......    1,000,000      1,008,476
                                           -----------
                                             1,408,476
                                           -----------

                                   continued

                      LEADER TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001

                             PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION       AMOUNT          COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
MISSOURI -- (7.5%)
Jackson County Missouri
  Industrial Development
  Authority Recreational
  Facilities, Revenue
  Series A, *2.70%
  11/1/2016...............  $ 1,000,000    $ 1,000,000
Missouri State Health &
  Educational Facilities
  Revenue, *2.70%
  11/1/2029...............    1,000,000      1,000,000
Missouri State Health &
  Educational Facilities
  Revenue, *2.70%
  7/1/2031................      435,000        435,000
                                           -----------
                                             2,435,000
                                           -----------
NEW JERSEY -- (2.1%)
Passaic County New Jersey
  General Obligation
  4.625%, 9/21/2001.......      700,000        700,131
                                           -----------
NORTH CAROLINA -- (3.0%)
North Carolina Medical
  Care Community Hospital
  Revenue, Series D
  *1.95%, 6/1/2015........    1,000,000      1,000,000
                                           -----------
OHIO -- (6.1%)
Kent State University Ohio
  Revenue, *1.95%
  5/1/2031................    1,000,000      1,000,000
Ohio State University
  General Recipients
  Revenue, *1.75%
  12/1/2027...............    1,000,000      1,000,000
                                           -----------
                                             2,000,000
                                           -----------
OKLAHOMA -- (1.5%)
Tulsa Oklahoma Industrial
  Authority Multifamily
  Revenue, Series A
  *2.00%, 12/15/2029......      500,000        500,000
                                           -----------

                             PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION       AMOUNT          COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
PENNSYLVANIA -- (3.6%)
Pennsylvania State Higher
  Educational Facilities
  Revenue, Series B
  *1.90%, 1/1/2024........  $ 1,200,000    $ 1,200,000
                                           -----------
TEXAS -- (9.2%)
Coastal Bend Health
  Facilities Development
  Corporation Texas
  Revenue, Series B
  *2.05%, 8/15/2028.......    1,000,000      1,000,000
Harris County Texas
  General Obligation
  Series B, *1.85%
  8/1/2015................    1,000,000      1,000,000
Red River Texas
  Educational Finance,
  Revenue *1.90%,
  3/1/2030................    1,000,000      1,000,000
                                           -----------
                                             3,000,000
                                           -----------
UTAH -- (3.0%)
Utah State Housing Finance
  Agency, Revenue Series
  III, *1.95% 7/1/2016....      990,000        990,000
                                           -----------
VIRGINIA -- (3.0%)
Clarke County Virginia
  Industrial Development
  Authority Hospital
  Facilities, Revenue
  *2.05%, 1/1/2030........    1,000,000      1,000,000
                                           -----------
WASHINGTON -- (4.2%)
Port Seattle Washington
  Industrial Development
  Corporation, Revenue
  *2.15%, 11/1/2025.......    1,400,000      1,400,000
                                           -----------

                                   continued

                      LEADER TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001

                             PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION       AMOUNT          COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
WISCONSIN -- (4.9%)
West De Pere Wisconsin
  School District, General
  Obligation Series A
  4.75%, 10/1/2001........  $   635,000    $   635,174
Wisconsin State Health &
  Educational Facilities
  Authority, Revenue
  Series B, *2.15%
  8/1/2029................      975,000        975,000
                                           -----------
                                             1,610,174
                                           -----------
TOTAL MUNICIPAL BONDS --
  (Amortized Cost $24,433,781).........     24,433,781
                                           -----------

                                            AMORTIZED
   SECURITY DESCRIPTION        SHARES         COST
------------------------------------------------------
SHORT TERM INVESTMENTS -- (3.2%)
MUTUAL FUND -- (3.2%)
Goldman Sachs Financial
  Square Tax-Free Money
  Market Fund..............   1,066,274    $ 1,066,274
                                           -----------
TOTAL INVESTMENTS --
  (Amortized Cost $32,900,055)(a) --
  99.6%................................     32,900,055
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%..................        132,407
                                           -----------
NET ASSETS -- 100.0%...................    $33,032,462
                                           ===========

---------------

(a) Cost for federal income tax and financial reporting is the same.

* Variable rate instrument. The rate presented is the rate in effect at August 31, 2001. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001


                           PRINCIPAL       AMORTIZED
  SECURITY DESCRIPTION       AMOUNT           COST
------------------------------------------------------
CERTIFICATES OF DEPOSIT -- (5.6%)
FINANCE & BANKING -- (5.6%)
Bank One 6.68%,
  11/2/2001.............  $ 10,000,000    $  9,999,677
Canadian Imperial Bank
  of Commerce 4.085%,
  5/20/2002.............    15,000,000      14,998,957
                                          ------------
TOTAL CERTIFICATES OF DEPOSIT --
  (Amortized Cost $24,998,634)........      24,998,634
                                          ------------
COMMERCIAL PAPER -- (58.9%)
AIR TRAVEL -- (2.5%)
Executive Jet 3.56%,
  9/7/2001..............    11,000,000      10,993,473
                                          ------------
AUTOMOBILES & TRUCKS -- (5.2%)
Hyundai Motor 3.52%,
  9/25/2001.............    11,800,000      11,772,309
Transmission Authority
  of Northern California
  4.25%, 9/13/2001......    11,282,000      11,282,000
                                          ------------
                                            23,054,309
                                          ------------
COMPUTER SOFTWARE -- (4.5%)
Sun Corporation 3.59%,
  9/13/2001.............     5,000,000       4,994,017
  3.65%, 9/21/2001......    15,000,000      14,969,583
                                          ------------
                                            19,963,600
                                          ------------
CONSTRUCTION & HOUSING -- (6.2%)
Britannia Building
  Society 3.52%,
  11/1/2001.............     9,000,000       8,946,320
Casal 3.65%, 9/4/2001...     5,000,000       4,998,479
Caterpillar 3.65%,
  9/5/2001..............    13,600,000      13,594,485
                                          ------------
                                            27,539,284
                                          ------------
ENTERTAINMENT -- (3.7%)
Oakland - Alameda County
  California Coliseum
  Project 3.55%,
  10/10/2001............    16,300,000      16,300,000
                                          ------------
FINANCE & BANKING -- (9.2%)
Bank of America 3.70%,
  9/14/2001.............    15,000,000      14,979,958


                           PRINCIPAL       AMORTIZED
  SECURITY DESCRIPTION       AMOUNT           COST
------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
Commerz Bank 3.47%,
  11/08/2001............  $ 12,700,000    $ 12,616,759
San Paolo Imi U.S.
  Financial Company
  4.02%, 12/3/2001......    13,500,000      13,359,803
                                          ------------
                                            40,956,520
                                          ------------
INSURANCE -- (4.5%)
General Re Corporation
  3.43%, 11/14/2001.....    10,000,000       9,929,494
Oil Insurance 3.75%,
  9/4/2001..............    10,000,000       9,996,875
                                          ------------
                                            19,926,369
                                          ------------
MANUFACTURING -- (2.2%)
Formosa Plastic
  Corporation 3.65%,
  11/13/2001............    10,000,000       9,925,986
                                          ------------
MULTIMEDIA -- (2.3%)
Gannett Company 3.62%,
  9/10/2001.............    10,000,000       9,990,950
                                          ------------
PRINTING & PUBLISHING -- (2.2%)
Dow Jones & Company
  3.42%, 11/26/2001.....    10,000,000       9,918,300
                                          ------------
RETAIL -- (5.5%)
7-Eleven 3.52%,
  10/31/2001............    14,375,000      14,290,667
Nike 3.65%, 9/12/2001...    10,000,000       9,988,847
                                          ------------
                                            24,279,514
                                          ------------
TELECOMMUNICATIONS -- (3.1%)
Bell South 3.37%,
  11/19/2001............    14,000,000      13,896,466
                                          ------------
TRANSPORTATION -- (2.2%)
Matson Navigation 3.55%,
  9/28/2001.............    10,000,000       9,973,375
                                          ------------
UTILITIES -- (5.6%)
Municipal Electric
  Authority of Georgia
  3.61%, 11/9/2001......    10,000,000      10,000,000
                                          ------------

                                   continued

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001


                           PRINCIPAL       AMORTIZED
  SECURITY DESCRIPTION       AMOUNT           COST
------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
UTILITIES -- (CONTINUED)
Gainesville Florida
  Utility System 3.62%,
  10/2/2001.............  $ 15,000,000    $ 14,953,242
                                          ------------
                                            24,953,242
                                          ------------
TOTAL COMMERCIAL PAPER -- (Amortized
  Cost $261,671,388)..................     261,671,388
                                          ------------
CORPORATE BONDS -- (11.0%)
FINANCE & BANKING -- (11.0%)
Associates Corporation
  3.77%, 6/26/2002......     5,000,000       5,000,000
AT&T Capital Corporation
  7.11%, 9/13/2001......     5,000,000       5,000,616
General Electric Capital
  Corporation 6.33%,
  9/17/2001.............     5,000,000       4,999,288
IBM Credit Corporation
  6.64%, 10/29/2001.....     3,715,000       3,715,581
International Lease
  Finance 6.78%,
  9/5/2001..............     5,000,000       4,999,956
John Deere Capital
  Corporation *3.539%,
  11/14/2001............     5,000,000       4,999,805
Merrill Lynch & Company
  *3.68%, 4/23/2002.....    15,000,000      14,999,999
Wells Fargo Financial
  *3.595%, 10/12/2001...     5,000,000       4,999,836
                                          ------------
TOTAL CORPORATE BONDS --
  (Amortized Cost $48,715,081)........      48,715,081
                                          ------------
GOVERNMENT AND AGENCY BONDS -- (15.3%)
FEDERAL AGENCIES -- (15.3%)
Sallie Mae
  *3.826%, 9/20/2001....    15,000,000      14,999,694
  *3.926%, 10/24/2001...    10,000,000      10,000,000
  *3.866%, 12/12/2001...     5,000,000       4,999,865
  *3.606%, 1/17/2002....    10,000,000      10,000,000

                             SHARES
                               OR
                           PRINCIPAL       AMORTIZED
  SECURITY DESCRIPTION       AMOUNT           COST
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FEDERAL AGENCIES -- (CONTINUED)
Sallie Mae -- (continued)
  *3.556%, 2/21/2002....  $ 20,000,000    $ 19,999,999
  *3.926%, 6/7/2002.....     7,860,000       7,860,000
                                          ------------
                                            67,859,558
                                          ------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Amortized Cost $67,859,558)........      67,859,558
                                          ------------
MUNICIPAL BONDS -- (8.4%)
CALIFORNIA -- (5.0%)
California Housing
  Finance Agency
  Revenue, Series T
  *3.60%, 8/1/2029......    10,445,000      10,445,000
Sacramento County
  California, Revenue
  *3.60%, 7/1/2022......    12,000,000      12,000,000
                                          ------------
                                            22,445,000
                                          ------------
CONNECTICUT -- (3.4%)
Connecticut State
  Housing Finance
  Authority Revenue,
  *3.60% 11/15/2016.....    14,900,000      14,900,000
                                          ------------
TOTAL MUNICIPAL BONDS --
  (Amortized Cost $37,345,000)........      37,345,000
                                          ------------
SHORT TERM INVESTMENTS -- (0.6%)
MUTUAL FUND -- (0.6%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust
  Original Class........     2,494,301       2,494,301
                                          ------------
TOTAL INVESTMENTS --
  (Amortized Cost $443,083,962)(a) --
  99.8%...............................     443,083,962
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%.................         910,126
                                          ------------
NET ASSETS -- 100.0%..................    $443,994,088
                                          ============

---------------

(a) Cost for federal income tax and financial reporting is the same.

* Variable rate instrument. The rate presented is the rate in effect at August 31, 2001. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

                       LEADER TREASURY MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2001


                            PRINCIPAL      AMORTIZED
  SECURITY DESCRIPTION       AMOUNT           COST
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (95.9%)
FEDERAL AGENCIES -- (95.9%)
FEDERAL FARM CREDIT BANK -- (23.1%)
  3.50%, 10/1/2001.......  $ 5,000,000    $  5,000,000
  4.45%, 10/1/2001.......    5,000,000       5,000,000
  3.70%, 10/5/2001(b)....    2,000,000       1,993,011
  6.19%, 11/7/2001.......    1,500,000       1,506,545
  3.31%, 11/21/2001(b)...   12,000,000      11,910,630
  5.25%, 5/1/2002........    1,108,000       1,115,096
                                          ------------
                                            26,525,282
                                          ------------
FEDERAL HOME LOAN BANK -- (49.3%)
  3.58%, 9/4/2001(b).....    8,000,000       7,997,613
  3.40%, 9/6/2001(b).....   11,000,000      10,994,806
  5.875%, 9/17/2001......    4,400,000       4,401,515
  3.40%, 9/19/2001(b)....    7,000,000       6,988,100
  6.50%, 9/19/2001.......    1,000,000         999,976
  6.25%, 9/28/2001.......    1,030,000       1,029,781
  4.66%, 10/15/2001......    2,000,000       2,000,210
  7.125%, 11/15/2001.....    1,015,000       1,018,940
  3.33%, 11/16/2001(b)...    2,000,000       1,985,940
  4.985%, 12/21/2001.....    1,000,000       1,003,753
  6.125%, 12/28/2001.....    1,000,000       1,007,017
  5.00%, 1/30/2002.......    2,000,000       2,007,380
  6.75%, 2/1/2002........    3,000,000       3,025,618
  5.00%, 2/25/2002.......    1,000,000       1,005,824
  5.125%, 2/26/2002......    3,000,000       3,017,189
  4.50%, 3/26/2002.......    3,000,000       3,006,260
  5.25%, 4/25/2002.......    5,000,000       5,041,708
                                          ------------
                                            56,531,630
                                          ------------

                             SHARES
                               OR
                            PRINCIPAL      AMORTIZED
  SECURITY DESCRIPTION       AMOUNT           COST
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FEDERAL AGENCIES -- (CONTINUED)
SALLIE MAE -- (23.5%)
  *3.986%, 11/13/2001....  $ 7,000,000    $  7,000,000
  *3.606%, 1/17/2002.....    5,000,000       5,000,000
  *3.906%, 9/6/2002......    5,000,000       5,000,000
  *3.946%, 3/28/2003.....   10,000,000      10,000,000
                                          ------------
                                            27,000,000
                                          ------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Amortized Cost $110,056,912).......     110,056,912
                                          ------------
SHORT TERM INVESTMENTS -- (3.5%)
MUTUAL FUND -- (3.5%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust
  Original Class.........    4,056,252       4,056,252
                                          ------------
TOTAL INVESTMENTS --
  (Amortized Cost $114,113,164)(a) --
  99.4%...............................     114,113,164
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.6%.................         678,390
                                          ------------
NET ASSETS -- 100.0%..................    $114,791,554
                                          ============

---------------

(a) Cost for federal income tax and financial reporting is the same.

(b) Rate disclosed represents effective yield at August 31, 2001.

* Variable rate instrument. The rate presented is the rate in effect at August 31, 2001. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 LEADER
                                                                GROWTH &         LEADER
                                                              INCOME FUND     BALANCED FUND
                                                              ------------    -------------
ASSETS:
Investments in securities, at value (cost $131,783,268 and
  $46,212,388, respectively)................................  $164,553,050     $44,596,206
Dividends and interest receivable...........................       353,291         373,916
Prepaid expenses and other assets...........................            --          27,337
                                                              ------------     -----------
  TOTAL ASSETS..............................................   164,906,341      44,997,459
                                                              ------------     -----------
LIABILITIES:
Accrued expenses:
  Advisory fees.............................................        93,951          23,234
  Administration fees.......................................         3,671              --
  Distribution fees.........................................           466              57
  Other.....................................................        30,204          30,446
                                                              ------------     -----------
  TOTAL LIABILITIES.........................................       128,292          53,737
                                                              ------------     -----------
NET ASSETS..................................................  $164,778,049     $44,943,722
                                                              ============     ===========
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................  $136,892,069     $47,228,545
Accumulated net investment income...........................       297,937         266,490
Accumulated net realized losses on investments..............    (5,181,739)       (935,131)
Net unrealized appreciation/(depreciation) on investments...    32,769,782      (1,616,182)
                                                              ------------     -----------
NET ASSETS..................................................  $164,778,049     $44,943,722
                                                              ============     ===========
INSTITUTIONAL SHARES:
Net Assets..................................................  $162,880,874     $44,666,662
                                                              ============     ===========
Shares of beneficial interest outstanding, no par value.....     6,374,871       4,686,831
                                                              ============     ===========
Net asset value, offering and redemption price per share....  $      25.55     $      9.53
                                                              ============     ===========
INVESTOR SHARES:
Net Assets..................................................  $  1,897,175     $   277,060
                                                              ============     ===========
Shares of beneficial interest outstanding, no par value.....        74,408          29,114
                                                              ============     ===========
Net asset value and redemption price per share..............  $      25.50     $      9.52
                                                              ============     ===========
Maximum Sales Charge........................................          5.50%           5.50%
                                                              ============     ===========
Maximum offering price (100%/(100% - Maximum Sales Charge)
  of net asset value adjusted to the nearest cent) per
  share.....................................................  $      26.98     $     10.07
                                                              ============     ===========

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                               LEADER
                                                                LEADER      INTERMEDIATE     LEADER
                                                              TAX-EXEMPT     GOVERNMENT    SHORT TERM
                                                               BOND FUND     BOND FUND      BOND FUND
                                                              -----------   ------------   -----------
ASSETS:
Investments in securities, at value (cost $20,042,919,
  $129,224,803 and $17,543,809, respectively)...............  $21,350,895   $134,165,827   $17,766,498
Dividends and interest receivable...........................      325,183      1,376,140       255,041
Receivable for capital shares issued........................        9,525         92,820            --
Prepaid expenses and other assets...........................        8,542             --        10,023
                                                              -----------   ------------   -----------
  TOTAL ASSETS..............................................   21,694,145    135,634,787    18,031,562
                                                              -----------   ------------   -----------
LIABILITIES:
Dividends payable...........................................       74,306        578,630        65,533
Payable for investments purchased...........................           --      7,495,469            --
Accrued expenses:
  Advisory fees.............................................           --         42,759         1,499
  Administration fees.......................................          473          2,790            --
  Distribution fees.........................................           60            189            15
  Other.....................................................           --         19,395         5,106
                                                              -----------   ------------   -----------
  TOTAL LIABILITIES.........................................       74,839      8,139,232        72,153
                                                              -----------   ------------   -----------
NET ASSETS..................................................  $21,619,306   $127,495,555   $17,959,409
                                                              ===========   ============   ===========
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................  $20,315,209   $123,653,971   $17,748,594
Accumulated (dividends in excess of) net investment
  income....................................................           --         (1,371)        6,021
Accumulated net realized losses on investments..............       (3,879)    (1,098,069)      (17,895)
Net unrealized appreciation on investments..................    1,307,976      4,941,024       222,689
                                                              -----------   ------------   -----------
NET ASSETS..................................................  $21,619,306   $127,495,555   $17,959,409
                                                              ===========   ============   ===========
INSTITUTIONAL SHARES:
Net Assets..................................................  $21,369,131   $126,615,066   $17,889,729
                                                              ===========   ============   ===========
Shares of beneficial interest outstanding, no par value.....    2,047,548      9,902,354     1,768,374
                                                              ===========   ============   ===========
Net asset value, offering and redemption price per share....  $     10.44   $      12.79   $     10.12
                                                              ===========   ============   ===========
INVESTOR SHARES:
Net Assets..................................................  $   250,175   $    880,489   $    69,680
                                                              ===========   ============   ===========
Shares of beneficial interest outstanding, no par value.....       23,981         68,883         6,890
                                                              ===========   ============   ===========
Net asset value and redemption price per share..............  $     10.43   $      12.78   $     10.11
                                                              ===========   ============   ===========
Maximum Sales Charge........................................         4.75%          4.75%         4.75%
                                                              ===========   ============   ===========
Maximum offering price (100%/(100% - Maximum Sales Charge)
  of net asset value adjusted to the nearest cent) per
  share.....................................................  $     10.95   $      13.42   $     10.61
                                                              ===========   ============   ===========

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              LEADER           LEADER          LEADER
                                                         TAX-EXEMPT MONEY   MONEY MARKET   TREASURY MONEY
                                                           MARKET FUND          FUND        MARKET FUND
                                                         ----------------   ------------   --------------
ASSETS:
Investments in securities, at cost.....................    $32,900,055      $443,083,962    $114,113,164
Dividends and interest receivable......................        131,584        2,204,003        1,050,482
Prepaid expenses and other assets......................         49,760               --               --
                                                           -----------      ------------    ------------
  TOTAL ASSETS.........................................     33,081,399      445,287,965      115,163,646
                                                           -----------      ------------    ------------
LIABILITIES:
Dividends payable......................................         43,581        1,113,980          306,702
Accrued expenses:
  Advisory fees........................................          2,717           87,198           11,554
  Administration fees..................................            609            8,226            2,066
  Administrative servicing fees........................             --               --            3,969
  Distribution fees....................................          2,030           49,101            5,214
  Other................................................             --           35,372           42,587
                                                           -----------      ------------    ------------
  TOTAL LIABILITIES....................................         48,937        1,293,877          372,092
                                                           -----------      ------------    ------------
NET ASSETS.............................................    $33,032,462      $443,994,088    $114,791,554
                                                           ===========      ============    ============
COMPOSITION OF NET ASSETS:
Paid-in capital........................................    $33,024,732      $443,998,050    $114,784,288
Accumulated net investment income......................          7,917              255            8,401
Accumulated net realized losses on investments.........           (187)          (4,217)          (1,135)
                                                           -----------      ------------    ------------
NET ASSETS.............................................    $33,032,462      $443,994,088    $114,791,554
                                                           ===========      ============    ============
INSTITUTIONAL SHARES:
Net Assets.............................................    $27,762,098      $302,899,904    $ 99,236,333
                                                           ===========      ============    ============
Shares of beneficial interest outstanding, no par
  value................................................     27,762,266      302,902,947       99,237,821
                                                           ===========      ============    ============
Net asset value, offering and redemption price per
  share................................................    $      1.00      $      1.00     $       1.00
                                                           ===========      ============    ============
INVESTOR SHARES:
Net Assets.............................................    $ 4,160,354      $104,364,399    $  8,795,002
                                                           ===========      ============    ============
Shares of beneficial interest outstanding, no par
  value................................................      4,160,373      104,365,093        8,794,858
                                                           ===========      ============    ============
Net asset value, offering and redemption price per
  share................................................    $      1.00      $      1.00     $       1.00
                                                           ===========      ============    ============
SWEEP SHARES:
Net Assets.............................................    $ 1,110,010      $36,729,785     $  6,760,219
                                                           ===========      ============    ============
Shares of beneficial interest outstanding, no par
  value................................................      1,110,010       36,730,010        6,760,010
                                                           ===========      ============    ============
Net asset value, offering and redemption price per
  share................................................    $      1.00      $      1.00     $       1.00
                                                           ===========      ============    ============

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               LEADER           LEADER
                                                              GROWTH &         BALANCED
                                                            INCOME FUND         FUND(A)
                                                            ------------   -----------------
INVESTMENT INCOME:
Interest income...........................................  $    318,091      $   978,113
Dividend income...........................................     2,868,257          278,336
                                                            ------------      -----------
  TOTAL INCOME............................................     3,186,348        1,256,449
                                                            ------------      -----------
EXPENSES:
Advisory fees.............................................     1,234,375          241,651
Administration fees.......................................       329,168           60,413
Administrative service fees -- Institutional Shares.......       491,474           90,443
Distribution fees -- Investor Shares......................         1,623              177
Fund accounting fees......................................        52,398           36,658
Transfer agent fees.......................................        61,963           24,822
Trustees' fees and expenses...............................        11,765            1,843
Other.....................................................       203,444           60,097
                                                            ------------      -----------
  TOTAL EXPENSES..........................................     2,386,210          516,104
  Expenses waived by the Investment Advisor...............      (246,013)         (60,413)
  Expenses waived by the Administrator and its
     affiliates...........................................      (491,474)        (118,775)
                                                            ------------      -----------
  NET EXPENSES............................................     1,648,723          336,916
                                                            ------------      -----------
NET INVESTMENT INCOME.....................................     1,537,625          919,533
                                                            ------------      -----------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
Realized losses on investments............................    (5,181,739)        (935,131)
Change in unrealized appreciation/depreciation on
  investments.............................................   (42,306,054)      (1,616,182)
                                                            ------------      -----------
Net realized and unrealized losses on investments.........   (47,487,793)      (2,551,313)
                                                            ------------      -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS............  $(45,950,168)     $(1,631,780)
                                                            ============      ===========

---------------

(a) From commencement of operations on January 3, 2001.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                LEADER
                                                 LEADER      INTERMEDIATE       LEADER
                                               TAX-EXEMPT     GOVERNMENT      SHORT TERM
                                               BOND FUND      BOND FUND      BOND FUND(A)
                                               ----------    ------------    -------------
INVESTMENT INCOME:
Interest income..............................  $1,045,095    $ 7,726,258       $454,432
Dividend income..............................     12,491         136,435         16,360
                                               ----------    -----------       --------
  TOTAL INCOME...............................  1,057,586       7,862,693        470,792
                                               ----------    -----------       --------
EXPENSES:
Advisory fees................................    103,164         595,276         47,221
Administration fees..........................     41,266         238,111         17,171
Administrative service fees -- Institutional
  Shares.....................................     61,690         356,640         25,710
Distribution fees -- Investor Shares.........        204             564             48
Fund accounting fees.........................     41,007          73,504         27,261
Transfer agent fees..........................     28,426          44,992         15,568
Trustees' fees and expenses..................      1,537           9,679            428
Other........................................     34,118         133,952         24,302
                                               ----------    -----------       --------
  TOTAL EXPENSES.............................    311,412       1,452,718        157,709
  Expenses waived by the Investment
     Advisor.................................    (94,661)       (119,054)       (38,635)
  Expenses waived by the Administrator and
     its affiliates..........................    (61,690)       (356,640)       (36,126)
                                               ----------    -----------       --------
  NET EXPENSES...............................    155,061         977,024         82,948
                                               ----------    -----------       --------
NET INVESTMENT INCOME........................    902,525       6,885,669        387,844
                                               ----------    -----------       --------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS:
Realized losses on investments...............     (3,626)       (407,669)       (17,895)
Change in unrealized
  appreciation/depreciation on investments...    852,654       8,594,575        222,689
                                               ----------    -----------       --------
Net realized and unrealized gains on
  investments................................    849,028       8,186,906        204,794
                                               ----------    -----------       --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS.................................  $1,751,553    $15,072,575       $592,638
                                               ==========    ===========       ========

---------------

(a) From commencement of operations on January 5, 2001.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                        LEADER              LEADER             LEADER
                                   TAX-EXEMPT MONEY      MONEY MARKET      TREASURY MONEY
                                    MARKET FUND(A)           FUND          MARKET FUND(A)
                                   ----------------   ------------------   --------------
INVESTMENT INCOME:
Interest income..................     $ 949,285          $17,757,696         $4,209,056
Dividend income..................        22,586              444,477            161,667
                                      ---------          -----------         ----------
  TOTAL INCOME...................       971,871           18,202,173          4,370,723
                                      ---------          -----------         ----------
EXPENSES:
Advisory fees....................       110,306            1,331,662            340,380
Administration fees..............        55,153              665,834            170,191
Administrative service fees --
  Institutional Shares...........        62,596              624,249            205,312
Distribution fees -- Investor
  Shares.........................        11,230              293,454             29,155
Shareholder service fees -- Sweep
  Shares.........................           730               61,312              9,528
Fund accounting fees.............        34,120               88,702             50,198
Transfer agent fees..............        30,610               51,347             50,552
Trustees' fees and expenses......           952               19,745              4,748
Other............................        39,052              320,121            124,221
                                      ---------          -----------         ----------
  TOTAL EXPENSES.................       344,749            3,456,426            984,285
  Expenses waived by the
     Investment Advisor..........       (82,730)            (545,347)          (241,880)
  Expenses waived by the
     Administrator and its
     affiliates..................       (70,868)            (724,121)          (214,160)
                                      ---------          -----------         ----------
  NET EXPENSES...................       191,151            2,186,958            528,245
                                      ---------          -----------         ----------
NET INVESTMENT INCOME............       780,720           16,015,215          3,842,478
                                      ---------          -----------         ----------
REALIZED LOSSES ON INVESTMENTS:
Net realized losses on
  investments....................          (187)              (3,603)            (1,135)
                                      ---------          -----------         ----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS................     $ 780,533          $16,011,612         $3,841,343
                                      =========          ===========         ==========

---------------

(a) From commencement of operations on September 6, 2000.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             LEADER                       LEADER
                                                      GROWTH & INCOME FUND             BALANCED FUND
                                                ---------------------------------   -------------------
                                                  YEAR ENDED        YEAR ENDED         PERIOD ENDED
                                                AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 2001(A)
                                                ---------------   ---------------   -------------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income.........................   $  1,537,625      $  1,601,864         $   919,533
Net realized gains/(losses) on investments....     (5,181,739)        4,615,701            (935,131)
Change in unrealized appreciation/depreciation
  on investments..............................    (42,306,054)       18,875,140          (1,616,182)
                                                 ------------      ------------         -----------
Change in net assets resulting from
  operations..................................    (45,950,168)       25,092,705          (1,631,780)
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS FROM:
Net investment income.........................     (1,593,521)       (1,559,669)           (659,526)
Net realized gains............................     (4,492,418)         (732,902)                 --
DIVIDENDS TO INVESTOR SHAREHOLDERS FROM:
Net investment income.........................         (2,725)               --                (984)
Net realized gains............................           (653)               --                  --
                                                 ------------      ------------         -----------
Change in net assets from shareholder
  dividends...................................     (6,089,317)       (2,292,571)           (660,510)
CAPITAL SHARE TRANSACTIONS:
Change in net assets from capital share
  transactions................................     39,289,570         8,808,631          47,236,012
                                                 ------------      ------------         -----------
NET INCREASE/(DECREASE) IN NET ASSETS.........    (12,749,915)       31,608,765          44,943,722
NET ASSETS:
Beginning of period...........................    177,527,964       145,919,199                  --
                                                 ------------      ------------         -----------
End of period.................................   $164,778,049      $177,527,964         $44,943,722
                                                 ============      ============         ===========

---------------

(a) From commencement of operations on January 3, 2001.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   LEADER                               LEADER                       LEADER
                                                 TAX-EXEMPT                     INTERMEDIATE GOVERNMENT            SHORT TERM
                                                 BOND FUND                             BOND FUND                   BOND FUND
                                    ------------------------------------   ---------------------------------   ------------------
                                                         PERIOD ENDED
                                      YEAR ENDED          AUGUST 31,         YEAR ENDED        YEAR ENDED         PERIOD ENDED
                                    AUGUST 31, 2001        2000(A)         AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 2001(B)
                                    ---------------   ------------------   ---------------   ---------------   ------------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income.............    $   902,525        $    99,413        $  6,885,669      $  5,253,647        $   387,844
Net realized gains/(losses) on
 investments......................         (3,626)           114,810            (407,669)         (594,305)           (17,895)
Change in unrealized
 appreciation/depreciation on
 investments......................        852,654             33,323           8,594,575           619,386            222,689
                                      -----------        -----------        ------------      ------------        -----------
Change in net assets resulting
 from operations..................      1,751,553            247,546          15,072,575         5,278,728            592,638
DIVIDENDS TO INSTITUTIONAL
 SHAREHOLDERS FROM:
Net investment income.............       (899,810)           (99,413)         (6,875,727)       (5,253,647)          (387,192)
Net realized gains................       (115,063)                --                  --                --                 --
DIVIDENDS TO INVESTOR SHAREHOLDERS
 FROM:
Net investment income.............         (2,715)                --              (9,942)               --               (652)
Net realized gains................          --(c)                 --                  --                --                 --
                                      -----------        -----------        ------------      ------------        -----------
Change in net assets from
 shareholder dividends............     (1,017,588)           (99,413)         (6,885,669)       (5,253,647)          (387,844)
CAPITAL SHARE TRANSACTIONS:
Change in net assets from capital
 share transactions...............     (1,375,535)        22,112,743         (11,792,081)       50,469,137         17,754,615
                                      -----------        -----------        ------------      ------------        -----------
NET INCREASE/(DECREASE) IN NET
 ASSETS...........................       (641,570)        22,260,876          (3,605,175)       50,494,218         17,959,409
NET ASSETS:
Beginning of period...............     22,260,876                 --         131,100,730        80,606,512                 --
                                      -----------        -----------        ------------      ------------        -----------
End of period.....................    $21,619,306        $22,260,876        $127,495,555      $131,100,730        $17,959,409
                                      ===========        ===========        ============      ============        ===========

---------------

(a)  From commencement of operations on July 24, 2000.
(b)  From commencement of operations on January 5, 2001.
(c)  Total dividends were less than $0.50.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 LEADER                                                   LEADER
                                            TAX-EXEMPT MONEY                 LEADER                   TREASURY MONEY
                                              MARKET FUND               MONEY MARKET FUND              MARKET FUND
                                           ------------------   ---------------------------------   ------------------
                                              PERIOD ENDED        YEAR ENDED        YEAR ENDED         PERIOD ENDED
                                           AUGUST 31, 2001(A)   AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 2001(A)
                                           ------------------   ---------------   ---------------   ------------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income....................     $   780,720        $ 16,015,215      $ 10,221,734        $  3,842,478
Net realized gains/(losses) on
  investments............................            (187)             (3,603)            1,203              (1,135)
                                              -----------        ------------      ------------        ------------
Change in net assets resulting from
  operations.............................         780,533          16,011,612        10,222,937           3,841,343
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS
  FROM:
Net investment income....................        (728,795)        (12,606,698)      (10,221,734)         (3,473,700)
DIVIDENDS TO INVESTOR SHAREHOLDERS FROM:
Net investment income....................         (46,799)         (2,303,818)               --            (227,330)
DIVIDENDS TO SWEEP SHAREHOLDERS FROM:
Net investment income....................          (5,126)         (1,104,699)               --            (141,448)
                                              -----------        ------------      ------------        ------------
Change in net assets from shareholder
  dividends..............................        (780,720)        (16,015,215)      (10,221,734)         (3,842,478)
CAPITAL SHARE TRANSACTIONS:
Change in net assets from capital share
  transactions...........................      33,032,649         167,811,571       109,849,922         114,792,689
                                              -----------        ------------      ------------        ------------
NET INCREASE IN NET ASSETS...............      33,032,462         167,807,968       109,851,125         114,791,554
NET ASSETS:
  Beginning of period....................              --         276,186,120       166,334,995                  --
                                              -----------        ------------      ------------        ------------
  End of period..........................     $33,032,462        $443,994,088      $276,186,120        $114,791,554
                                              ===========        ============      ============        ============

---------------

(a) From commencement of operations on September 6, 2000.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

LEADER Mutual Funds (the "Trust") was organized as a Massachusetts business trust on April 28, 1994. The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust consists of eight series, the LEADER Growth & Income Fund, the LEADER Balanced Fund, the LEADER Tax-Exempt Bond Fund, the LEADER Intermediate Government Bond Fund, the LEADER Short Term Bond Fund, the LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund, and the LEADER Treasury Money Market Fund, (collectively, the "Funds" and individually, a "Fund"). Four Funds commenced operations during the current fiscal year: The LEADER Tax-Exempt Money Market Fund and the LEADER Treasury Money Market Fund on September 6, 2000, the LEADER Balanced Fund on January 3, 2001 and the LEADER Short Term Bond Fund on January 5, 2001. All Funds, excluding the LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund and the LEADER Treasury Money Market Fund, are referred to as the "Variable Funds". The LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund and the LEADER Treasury Money Market Fund are referred to as the "Money Market Funds".

On September 1, 2000, the Magna Growth & Income Fund, the Magna Intermediate Government Bond Fund, the Magna Tax-Exempt Bond Fund and the Magna Money Market Fund became the LEADER Growth & Income Fund, the LEADER Intermediate Government Bond Fund, the LEADER Tax-Exempt Bond Fund and the LEADER Money Market Fund, respectively.

Each Variable Fund offers two classes of shares: Institutional Shares and Investor Shares. Each Money Market Fund offers three classes of shares:
Institutional Shares, Investor Shares and Sweep Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Institutional Shares are the continuation of the Fund's single class of shares, Class A Shares, which existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Trust:

Recent Accounting Pronouncements: In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities.

Effective September 4, 2001, the Tax-Exempt Bond Fund will begin to accrete market discount. In addition, the Funds will begin classifying gains and losses from paydown transactions on mortgage and asset backed securities as investment income or loss for book accounting purposes. The Funds will be required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States of America. The effect of this adjustment will be to either increase or

                              LEADER MUTUAL FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

decrease net investment income with an offsetting decrease or increase on unrealized appreciation (depreciation) of securities.

Management determined these accounting changes did not have any material affect on the Funds' financial statements and the cumulative effect of this change will be disclosed in the next financial statements issued by the Funds.

Investment Valuation: The Variable Funds are valued as followed: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value. The Money Market Funds' securities are valued at amortized cost, which approximates market value.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date which, in the case of the Funds' transactions, is usually within seven days. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times. In the event that the seller defaults on their agreement to repurchase the security, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

Dividends to Shareholders: The Funds pay dividends to their shareholders from the Funds' respective net investment income. Income dividends on the LEADER Growth & Income Fund and the LEADER Balanced Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Each Fund also distributes all of its net realized capital gains, if any, on an annual basis. Dividends are recorded on the ex-dividend date. Income dividends and realized capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

                              LEADER MUTUAL FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and realized capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated daily among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

Estimates: The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Union Planters Investment Advisors, Inc. ("UPIA"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. UPIA has voluntarily agreed to reduce its fees for each Fund as follows:

                                                                 ANNUAL FEE         ANNUAL FEE
                                                              BEFORE VOLUNTARY    AFTER VOLUNTARY
FUND                                                             REDUCTION           REDUCTION
----                                                          ----------------    ---------------
LEADER Growth & Income Fund.................................        0.75%              0.60%
LEADER Balanced Fund........................................        0.80%              0.60%
LEADER Tax-Exempt Bond Fund.................................        0.50%              0.04%
LEADER Intermediate Government Bond Fund....................        0.50%              0.40%
LEADER Short Term Bond Fund.................................        0.55%              0.10%
LEADER Tax-Exempt Money Market Fund.........................        0.40%              0.10%
LEADER Money Market Fund....................................        0.40%              0.24%
LEADER Treasury Money Market Fund...........................        0.40%              0.12%

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc., ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Funds are affiliated, serves the Funds as administrator and distributor while BISYS Ohio provides fund accounting and transfer agency services for the Funds. Such trustees and officers are paid no fees directly by the Funds for serving as officers of the

                              LEADER MUTUAL FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

Funds. As the administrator for the Trust, pursuant to an administration agreement, BISYS is entitled to a fee computed at an annual rate of 0.20% of the Trust's average daily net assets.

Each Fund, with respect to the Institutional Shares, has adopted an Administrative Services Plan (the "Services Plan"). Under the Services Plan, the Variable Funds will pay a monthly fee at an annual rate not to exceed 0.30%, and each Money Market Fund an annual rate not to exceed 0.25% of the average daily net assets of each Fund's Institutional Shares. Part or all of these fees may be paid to financial institutions that provide certain administrative services to their customers or other shareholders who own Institutional Shares of the Funds.

The Funds have adopted a Rule 12b-1 Distribution and Service Plan (a "12b-1 Plan") with the Trust with respect to Investor Shares. The 12b-1 Plan compensates the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. The Trust will pay a fee at an annual rate with respect to the Variable Funds not to exceed 0.30% and with respect to the Money Market Funds, not to exceed 0.50% of the average daily net assets attributable to its Investor Shares.

Each Money Market Fund, with respect to the Sweep Shares, has adopted a Distribution and Shareholder Servicing Plan (the "Shareholder Servicing Plan") pursuant to rule 12b-1. The fee payable under the Shareholder Servicing Plan may be paid to financial institutions that provide a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution. This fee is paid monthly at an annual rate of 0.25% of the average daily net assets of the Money Market Funds' respective Sweep Shares.

BISYS is entitled to receive commissions on sales of shares of the Funds. For the year ended August 31, 2001, BISYS received $117,515 of commissions on sales of shares of the Funds, of which $109,028 was allowed to affiliated broker/dealers of the Funds.

                              LEADER MUTUAL FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

4. CAPITAL SHARE TRANSACTIONS

The Funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. The following is a summary of transactions in Fund shares for the periods ended August 31, 2001 and 2000:

                       FOR THE YEAR ENDED AUGUST 31, 2001

                                                                       LEADER                    LEADER
                                                                GROWTH & INCOME FUND        BALANCED FUND(a)
                                                              ------------------------   -----------------------
                                                               SHARES        AMOUNT       SHARES       AMOUNT
                                                              ---------   ------------   ---------   -----------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued...............................  2,110,347   $ 60,262,546   5,513,813   $54,940,714
  Dividends reinvested......................................    125,883      3,654,333      68,468       659,457
  Cost of shares redeemed...................................   (938,107)   (26,637,045)   (895,450)   (8,644,315)
                                                              ---------   ------------   ---------   -----------
    Change..................................................  1,298,123   $ 37,279,834   4,686,831   $46,955,856
                                                              ---------   ------------   ---------   -----------
INVESTOR SHARES:
  Proceeds from shares issued...............................     79,017   $  2,134,496      29,211   $   281,093
  Dividends reinvested......................................        120          3,297          95           918
  Cost of shares redeemed...................................     (4,729)      (128,057)       (192)       (1,855)
                                                              ---------   ------------   ---------   -----------
    Change..................................................     74,408   $  2,009,736      29,114   $   280,156
                                                              ---------   ------------   ---------   -----------
  Change in net assets from capital share transactions......  1,372,531   $ 39,289,570   4,715,945   $47,236,012
                                                              =========   ============   =========   ===========

                                               LEADER                    LEADER                     LEADER
                                             TAX-EXEMPT          INTERMEDIATE GOVERNMENT          SHORT TERM
                                             BOND FUND                  BOND FUND                BOND FUND(b)
                                       ----------------------   -------------------------   -----------------------
                                        SHARES      AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                                       --------   -----------   ----------   ------------   ---------   -----------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued........  354,916    $ 3,622,743    2,748,892   $ 34,600,494   1,951,637   $19,519,585
  Dividends reinvested...............    2,679         27,227       92,034      1,125,633      25,316       253,354
  Cost of shares redeemed............  (521,268)   (5,271,038)  (3,891,760)   (48,386,963)   (208,579)   (2,087,375)
                                       --------   -----------   ----------   ------------   ---------   -----------
    Change...........................  (163,673)  $(1,621,068)  (1,050,834)  $(12,660,836)  1,768,374   $17,685,564
                                       --------   -----------   ----------   ------------   ---------   -----------
INVESTOR SHARES:
  Proceeds from shares issued........   35,982    $   368,617       69,489   $    876,450       6,972   $    69,883
  Dividends reinvested...............      103          1,060          367          4,620          42           418
  Cost of shares redeemed............  (12,104)      (124,144)        (973)       (12,315)       (124)       (1,250)
                                       --------   -----------   ----------   ------------   ---------   -----------
    Change...........................   23,981    $   245,533       68,883   $    868,755       6,890   $    69,051
                                       --------   -----------   ----------   ------------   ---------   -----------
  Change in net assets from capital
    share transactions...............  (139,692)  $(1,375,535)    (981,951)  $(11,792,081)  1,775,264   $17,754,615
                                       ========   ===========   ==========   ============   =========   ===========

---------------

(a)  From commencement of operations on January 3, 2001 to August 31, 2001.
(b)  From commencement of operations on January 5, 2001 to August 31, 2001.

                              LEADER MUTUAL FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

                                          LEADER                                                       LEADER
                                        TAX-EXEMPT                      LEADER                        TREASURY
                                   MONEY MARKET FUND(a)           MONEY MARKET FUND             MONEY MARKET FUND(a)
                                --------------------------   ----------------------------   ----------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                -----------   ------------   ------------   -------------   ------------   -------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares
    issued....................   72,756,531   $ 72,756,531    439,960,367   $ 439,960,367    283,893,750   $ 283,893,750
  Dividends reinvested........           --             --         67,748          67,748         13,875          13,875
  Cost of shares redeemed.....  (44,994,265)   (44,994,265)  (413,311,647)   (413,311,647)  (184,669,804)   (184,669,804)
                                -----------   ------------   ------------   -------------   ------------   -------------
    Change....................   27,762,266   $ 27,762,266     26,716,468   $  26,716,468     99,237,821   $  99,237,821
                                -----------   ------------   ------------   -------------   ------------   -------------
INVESTOR SHARES:
  Proceeds from shares
    issued....................    7,501,540   $  7,501,540    161,530,282   $ 161,530,282     14,130,528   $  14,130,528
  Dividends reinvested........       42,592         42,592      2,063,142       2,063,142        205,097         205,097
  Cost of shares redeemed.....   (3,383,759)    (3,383,759)   (59,228,331)    (59,228,331)    (5,540,767)     (5,540,767)
                                -----------   ------------   ------------   -------------   ------------   -------------
    Change....................    4,160,373   $  4,160,373    104,365,093   $ 104,365,093      8,794,858   $   8,794,858
                                -----------   ------------   ------------   -------------   ------------   -------------
SWEEP SHARES:
  Proceeds from shares
    issued....................    1,810,010   $  1,810,010     51,750,010   $  51,750,010      9,010,010   $   9,010,010
  Cost of shares redeemed.....     (700,000)      (700,000)   (15,020,000)    (15,020,000)    (2,250,000)     (2,250,000)
                                -----------   ------------   ------------   -------------   ------------   -------------
    Change....................    1,110,010   $  1,110,010     36,730,010   $  36,730,010      6,760,010   $   6,760,010
                                -----------   ------------   ------------   -------------   ------------   -------------
  Change in net assets from
    capital share
    transactions..............   33,032,649   $ 33,032,649    167,811,571   $ 167,811,571    114,792,689   $ 114,792,689
                                ===========   ============   ============   =============   ============   =============

                       FOR THE YEAR ENDED AUGUST 31, 2000

                                                           LEADER                     LEADER
                                LEADER                 TAX-EXEMPT BOND        INTERMEDIATE GOVERNMENT
                         GROWTH & INCOME FUND              FUND(b)                   BOND FUND
                       -------------------------   -----------------------   -------------------------
                         SHARES        AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT
                       ----------   ------------   ---------   -----------   ----------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
 Proceeds from shares
   issued............   1,363,647   $ 44,731,914   2,334,944   $23,356,386    6,342,963   $ 75,132,348
 Dividends
   reinvested........      29,650        964,670          --            --       48,371        574,323
 Cost of shares
   redeemed..........  (1,121,361)   (36,887,953)   (123,723)   (1,243,643)  (2,131,822)   (25,237,534)
                       ----------   ------------   ---------   -----------   ----------   ------------
   Change............     271,936   $  8,808,631   2,211,221   $22,112,743    4,259,512   $ 50,469,137
                       ==========   ============   =========   ===========   ==========   ============


                                  LEADER
                            MONEY MARKET FUND
                       ----------------------------
                          SHARES         AMOUNT
                       ------------   -------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
 Proceeds from shares
   issued............   340,588,905   $ 340,588,905
 Dividends
   reinvested........       138,869         138,869
 Cost of shares
   redeemed..........  (230,877,852)   (230,877,852)
                       ------------   -------------
   Change............   109,849,922   $ 109,849,922
                       ============   =============

---------------

(a)  From commencement of operations on September 6, 2000 to August 31, 2001.
(b)  From commencement of operations on July 24, 2000 to August 31, 2000.

                              LEADER MUTUAL FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

5. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for each Fund for the periods ended August 31, 2001 were as follows:

                                                               PURCHASES       SALES
                                                              -----------   -----------
LEADER Growth & Income Fund.................................  $34,926,706   $ 4,733,727
LEADER Balanced Fund........................................   48,724,240     3,481,015
LEADER Tax-Exempt Bond Fund.................................    4,408,956     5,628,435
LEADER Intermediate Government Bond Fund....................   11,479,516    37,312,487
LEADER Short Term Bond Fund.................................   14,689,546     1,022,597

6. FEDERAL INCOME TAX INFORMATION

At August 31, 2001, the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

LEADER Growth & Income Fund.................................   $  215,977    Expires 2009
LEADER Intermediate Government Bond Fund....................       96,095    Expires 2004
                                                                    7,256    Expires 2008
                                                                  587,667    Expires 2009

7. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the year ended August 31, 2001, the following funds declared long-term capital gain distributions as follows:

LEADER Growth & Income Fund.................................   $4,493,071
LEADER Tax-Exempt Bond Fund.................................      115,063

For Corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended August 31, 2001 qualify for the corporate dividends received deduction for the following Funds:

                                                               (UNAUDITED)
                                                               PERCENTAGE
                                                               -----------
LEADER Growth & Income Fund.................................     100.00%
LEADER Balanced Fund........................................      21.41%

                              LEADER MUTUAL FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following funds had deferred losses, which will be treated as arising on the first business day of the fiscal year ending August 31, 2001:

                            FUND                              POST-OCTOBER CAPITAL LOSSES
                            ----                              ---------------------------
LEADER Growth & Income Fund.................................          $4,965,762
LEADER Balanced Fund........................................             935,131
LEADER Tax-Exempt Bond Fund.................................               3,879
LEADER Intermediate Government Bond Fund....................             407,051
LEADER Short Term Bond Fund.................................              17,895
LEADER Tax-Exempt Money Market Fund.........................                 187
LEADER Money Market Fund....................................               4,217
LEADER Treasury Money Market Fund...........................               1,135

During the year ended August 31, 2001 the LEADER Tax-Exempt Bond Fund declared tax-exempt income dividends in the amount of $899,171, and the LEADER Tax-Exempt Money Market Fund declared tax-exempt income dividends in the amount of $735,475.

8. CHANGE OF AUDITORS (UNAUDITED)

Prior to October 19, 2000, PricewaterhouseCoopers LLP served as the Trust's independent accountants. On October 19, 2000, the Audit Committee of LEADER Mutual Funds approved the decision to change independent accountants and engaged KPMG LLP as its new independent accountants as of that date.

                              LEADER MUTUAL FUNDS
                          LEADER GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        FOR THE YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------
                                                                2001       2000       1999      1998      1997
                                                              --------   --------   --------   -------   -------
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................  $  34.97   $  30.37   $  23.46   $ 22.18   $ 16.42
                                                              --------   --------   --------   -------   -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.27       0.32       0.30      0.23      0.26
Net realized and unrealized gains/(losses) on investments...     (8.52)      4.75       7.53      1.72      6.12
                                                              --------   --------   --------   -------   -------
Total income/(loss) from investment operations..............     (8.25)      5.07       7.83      1.95      6.38
                                                              --------   --------   --------   -------   -------
LESS DIVIDENDS:
Net investment income.......................................     (0.29)     (0.32)     (0.27)    (0.25)    (0.25)
Net realized gains..........................................     (0.88)     (0.15)     (0.65)    (0.42)    (0.37)
                                                              --------   --------   --------   -------   -------
Total dividends.............................................     (1.17)     (0.47)     (0.92)    (0.67)    (0.62)
                                                              --------   --------   --------   -------   -------
NET ASSET VALUE -- END OF PERIOD............................  $  25.55   $  34.97   $  30.37   $ 23.46   $ 22.18
                                                              ========   ========   ========   =======   =======
Total Return................................................    (23.98)%    16.80%     33.73%     8.84%    39.59%
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................  $162,881   $177,528   $145,919   $74,131   $70,276
Ratio of expenses to average net assets.....................      1.00%      0.82%      0.87%     0.99%     1.06%
Ratio of net investment income to average net assets........      0.94%      0.99%      1.05%     0.96%     1.36%
Ratio of expenses to average net assets without fee
  waivers(a)................................................      1.45%      1.32%      1.37%     1.49%     1.56%
Portfolio turnover rate(b)..................................         6%        17%         9%       26%       17%

--------------------------------------------------------------------------------

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          LEADER GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $31.45
                                                                 ------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.18
Net realized and unrealized losses on investments...........      (5.07)
                                                                 ------
Total loss from investment operations.......................      (4.89)
                                                                 ------
LESS DIVIDENDS:
Net investment income.......................................      (0.18)
Net realized gains..........................................      (0.88)
                                                                 ------
Total dividends.............................................      (1.06)
                                                                 ------
NET ASSET VALUE -- END OF PERIOD............................     $25.50
                                                                 ======
Total Return(a).............................................     (15.93)%(b)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $1,897
Ratio of expenses to average net assets.....................       1.45%(c)
Ratio of net investment income to average net assets........       0.55%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.55%(c)
Portfolio turnover rate(e)..................................          6%

--------------------------------------------------------------------------------

* From the commencement of operations on October 26, 2000 to August 31, 2001.
(a)  Total return excludes sales charges.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                              LEADER BALANCED FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  FOR THE
                                                                PERIOD ENDED
                                                                 AUGUST 31,
                                                                   2001*
                                                                ------------
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................      $ 10.00
                                                                  -------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income.......................................         0.20
Net realized and unrealized losses on investments...........        (0.53)
                                                                  -------
Total loss from investment operations.......................        (0.33)
                                                                  -------
LESS DIVIDENDS:
Net investment income.......................................        (0.14)
                                                                  -------
Total dividends.............................................        (0.14)
                                                                  -------
NET ASSET VALUE -- END OF PERIOD............................      $  9.53
                                                                  =======
Total Return................................................        (3.35)%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................      $44,667
Ratio of expenses to average net assets.....................         1.11%(b)
Ratio of net investment income to average net assets........         3.03%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................         1.70%(b)
Portfolio turnover rate(d)..................................            8%

--------------------------------------------------------------------------------

* From the commencement of operations on January 3, 2001 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                              LEADER BALANCED FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  FOR THE
                                                                PERIOD ENDED
                                                                 AUGUST 31,
                                                                   2001*
                                                                ------------
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................       $ 9.86
                                                                   ------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income.......................................         0.15
Net realized and unrealized losses on investments...........        (0.36)
                                                                   ------
Total loss from investment operations.......................        (0.21)
                                                                   ------
LESS DIVIDENDS:
Net investment income.......................................        (0.13)
                                                                   ------
Total dividends.............................................        (0.13)
                                                                   ------
NET ASSET VALUE -- END OF PERIOD............................       $ 9.52
                                                                   ======
Total Return(a).............................................        (2.14)%(b)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................       $  277
Ratio of expenses to average net assets.....................         1.45%(c)
Ratio of net investment income to average net assets........         2.53%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................         1.95%(c)
Portfolio turnover rate(e)..................................            8%

--------------------------------------------------------------------------------

* From the commencement of operations on February 20, 2001 to August 31, 2001.
(a)  Total return excludes sales charges.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          LEADER TAX-EXEMPT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               FOR THE        FOR THE
                                                              YEAR ENDED    PERIOD ENDED
                                                              AUGUST 31,     AUGUST 31,
                                                                 2001          2000*
                                                              ----------    ------------
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................   $ 10.07        $ 10.00
                                                               -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.45           0.05
Net realized and unrealized gains on investments............      0.43           0.07
                                                               -------        -------
Total income from investment operations.....................      0.88           0.12
                                                               -------        -------
LESS DIVIDENDS:
Net investment income.......................................     (0.45)         (0.05)
Net realized gains..........................................     (0.06)            --
                                                               -------        -------
Total dividends.............................................     (0.51)         (0.05)
                                                               -------        -------
NET ASSET VALUE -- END OF PERIOD............................   $ 10.44        $ 10.07
                                                               =======        =======
Total Return................................................      8.92%          1.16%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................   $21,369        $22,261
Ratio of expenses to average net assets.....................      0.75%          0.87%(b)
Ratio of net investment income to average net assets........      4.38%          4.26%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................      1.51%          1.32%(b)
Portfolio turnover rate(d)..................................        22%             9%

--------------------------------------------------------------------------------

* From the commencement of operations on July 24, 2000 to August 31, 2000.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          LEADER TAX-EXEMPT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $10.17
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.30
Net realized and unrealized gains on investments............       0.32
                                                                 ------
Total income from investment operations.....................       0.62
                                                                 ------
LESS DIVIDENDS:
Net investment income.......................................      (0.30)
Net realized gains..........................................      (0.06)
                                                                 ------
Total dividends.............................................      (0.36)
                                                                 ------
NET ASSET VALUE -- END OF PERIOD............................     $10.43
                                                                 ======
Total Return(a).............................................       5.56%(b)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $  250
Ratio of expenses to average net assets.....................       1.16%(c)
Ratio of net investment income to average net assets........       3.97%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.66%(c)
Portfolio turnover rate(e)..................................         22%

--------------------------------------------------------------------------------

* From the commencement of operations on December 26, 2000 to August 31, 2001.
(a)  Total return excludes sales charges.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        FOR THE YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------
                                                                2001       2000       1999      1998      1997
                                                              --------   --------    -------   -------   -------
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................  $  11.97   $  12.04    $ 13.00   $ 12.61   $ 12.43
                                                              --------   --------    -------   -------   -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.72       0.74       0.72      0.76      0.79
Net realized and unrealized gains/(losses) on investments...      0.82      (0.07)     (0.96)     0.39      0.19
                                                              --------   --------    -------   -------   -------
Total income/(loss) from investment operations..............      1.54       0.67      (0.24)     1.15      0.98
                                                              --------   --------    -------   -------   -------
LESS DIVIDENDS:
Net investment income.......................................     (0.72)     (0.74)     (0.72)    (0.76)    (0.79)
In excess of net investment income..........................        --         --         --        --     (0.01)
                                                              --------   --------    -------   -------   -------
Total dividends.............................................     (0.72)     (0.74)     (0.72)    (0.76)    (0.80)
                                                              --------   --------    -------   -------   -------
NET ASSET VALUE -- END OF PERIOD............................  $  12.79   $  11.97    $ 12.04   $ 13.00   $ 12.61
                                                              ========   ========    =======   =======   =======
Total Return................................................     13.18%      5.86%     (1.97)%    9.33%     7.96%
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................  $126,615   $131,101    $80,607   $72,614   $64,459
Ratio of expenses to average net assets.....................      0.82%      0.79%      0.82%     0.90%     0.96%
Ratio of net investment income to average net assets........      5.78%      6.28%      5.69%     5.92%     6.15%
Ratio of expenses to average net assets without fee
  waivers(a)................................................      1.22%      1.14%      1.17%     1.25%     1.31%
Portfolio turnover rate(b)..................................        20%        14%        16%       32%       19%

--------------------------------------------------------------------------------

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $12.49
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.51
Net realized and unrealized gains on investments............       0.29
                                                                 ------
Total income from investment operations.....................       0.80
                                                                 ------
LESS DIVIDENDS:
Net investment income.......................................      (0.51)
                                                                 ------
Total dividends.............................................      (0.51)
                                                                 ------
NET ASSET VALUE -- END OF PERIOD............................     $12.78
                                                                 ======
Total Return(a).............................................       6.52%(b)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $  880
Ratio of expenses to average net assets.....................       1.12%(c)
Ratio of net investment income to average net assets........       5.27%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.22%(c)
Portfolio turnover rate(e)..................................         20%

--------------------------------------------------------------------------------

* From the commencement of operations on December 26, 2000 to August 31, 2001.
(a)  Total return excludes sales charges.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          LEADER SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 10.00
                                                                -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.30
Net realized and unrealized gains on investments............       0.12
                                                                -------
Total income from investment operations.....................       0.42
                                                                -------
LESS DIVIDENDS:
Net investment income.......................................      (0.30)
                                                                -------
Total dividends.............................................      (0.30)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $ 10.12
                                                                =======
Total Return................................................       4.26%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................    $17,890
Ratio of expenses to average net assets.....................       0.96%(b)
Ratio of net investment income to average net assets........       4.50%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.83%(b)
Portfolio turnover rate(d)..................................         22%

--------------------------------------------------------------------------------

* From the commencement of operations on January 5, 2001 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          LEADER SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $10.00
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.21
Net realized and unrealized gains on investments............       0.11
                                                                 ------
Total income from investment operations.....................       0.32
                                                                 ------
LESS DIVIDENDS:
Net investment income.......................................      (0.21)
                                                                 ------
Total dividends.............................................      (0.21)
                                                                 ------
NET ASSET VALUE -- END OF PERIOD............................     $10.11
                                                                 ======
Total Return(a).............................................       3.19%(b)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $   70
Ratio of expenses to average net assets.....................       1.31%(c)
Ratio of net investment income to average net assets........       4.11%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       2.02%(c)
Portfolio turnover rate(e)..................................         22%

--------------------------------------------------------------------------------

* From the commencement of operations on March 8, 2001 to August 31, 2001.
(a)  Total return excludes sales charges.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      LEADER TAX-EXEMPT MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $  1.00
                                                                -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.03
                                                                -------
Total income from investment operations.....................       0.03
                                                                -------
LESS DIVIDENDS:
Net investment income.......................................      (0.03)
                                                                -------
Total dividends.............................................      (0.03)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $  1.00
                                                                =======
Total Return................................................       2.97%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................    $27,762
Ratio of expenses to average net assets.....................       0.65%(b)
Ratio of net investment income to average net assets........       2.91%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.23%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on September 6, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      LEADER TAX-EXEMPT MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $ 1.00
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.02
                                                                 ------
Total income from investment operations.....................       0.02
                                                                 ------
LESS DIVIDENDS:
Net investment income.......................................      (0.02)
                                                                 ------
Total dividends.............................................      (0.02)
                                                                 ------
NET ASSET VALUE -- END OF PERIOD............................     $ 1.00
                                                                 ======
Total Return................................................       2.18%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $4,160
Ratio of expenses to average net assets.....................       1.18%(b)
Ratio of net investment income to average net assets........       2.08%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.51%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on October 4, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      LEADER TAX-EXEMPT MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
SWEEP SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $ 1.00
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.03
                                                                 ------
Total income from investment operations.....................       0.03
                                                                 ------
LESS DIVIDENDS:
Net investment income.......................................      (0.03)
                                                                 ------
Total dividends.............................................      (0.03)
                                                                 ------
NET ASSET VALUE -- END OF PERIOD............................     $ 1.00
                                                                 ======
Total Return................................................       2.40%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $1,110
Ratio of expenses to average net assets.....................       0.98%(b)
Ratio of net investment income to average net assets........       1.75%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.31%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on October 5, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            LEADER MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     FOR THE       FOR THE        FOR THE
                                                    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                    AUGUST 31,    AUGUST 31,     AUGUST 31,
                                                       2001          2000          1999*
                                                    ----------    ----------    ------------
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD............   $   1.00      $   1.00       $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................       0.05          0.06           0.01
                                                     --------      --------       --------
Total income from investment operations...........       0.05          0.06           0.01
                                                     --------      --------       --------
LESS DIVIDENDS:
Net investment income.............................      (0.05)        (0.06)         (0.01)
                                                     --------      --------       --------
Total dividends...................................      (0.05)        (0.06)         (0.01)
                                                     --------      --------       --------
NET ASSET VALUE -- END OF PERIOD..................   $   1.00      $   1.00       $   1.00
                                                     ========      ========       ========
Total Return......................................       5.14%         5.60%          0.67%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).............   $302,900      $276,186       $166,335
Ratio of expenses to average net assets...........       0.54%         0.51%          0.51%(b)
Ratio of net investment income to average net
  assets..........................................       5.05%         5.50%          4.35%(b)
Ratio of expenses to average net assets without
  fee waivers(c)..................................       0.99%         1.02%          1.02%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on July 7, 1999 to August 31, 1999.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            LEADER MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................        0.04
                                                                --------
Total income from investment operations.....................        0.04
                                                                --------
LESS DIVIDENDS:
Net investment income.......................................       (0.04)
                                                                --------
Total dividends.............................................       (0.04)
                                                                --------
NET ASSET VALUE -- END OF PERIOD............................    $   1.00
                                                                ========
Total Return................................................        4.09%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................    $104,364
Ratio of expenses to average net assets.....................        1.08%(b)
Ratio of net investment income to average net assets........        3.92%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................        1.26%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on October 4, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            LEADER MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
SWEEP SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.05
                                                                -------
Total income from investment operations.....................       0.05
                                                                -------
LESS DIVIDENDS:
Net investment income.......................................      (0.05)
                                                                -------
Total dividends.............................................      (0.05)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $  1.00
                                                                =======
Total Return................................................       4.82%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................    $36,730
Ratio of expenses to average net assets.....................       0.81%(b)
Ratio of net investment income to average net assets........       4.50%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.00%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on September 5, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                       LEADER TREASURY MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.05
                                                                -------
Total income from investment operations.....................       0.05
                                                                -------
LESS DIVIDENDS:
Net investment income.......................................      (0.05)
                                                                -------
Total dividends.............................................      (0.05)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $  1.00
                                                                =======
Total Return................................................       4.88%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................    $99,236
Ratio of expenses to average net assets.....................       0.58%(b)
Ratio of net investment income to average net assets........       4.60%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.14%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on September 6, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                       LEADER TREASURY MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $ 1.00
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.04
                                                                 ------
Total income from investment operations.....................       0.04
                                                                 ------
LESS DIVIDENDS:
Net investment income.......................................      (0.04)
                                                                 ------
Total dividends.............................................      (0.04)
                                                                 ------
NET ASSET VALUE -- END OF PERIOD............................     $ 1.00
                                                                 ======
Total Return................................................       3.95%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $8,795
Ratio of expenses to average net assets.....................       1.06%(b)
Ratio of net investment income to average net assets........       3.90%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.37%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on October 4, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                       LEADER TREASURY MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE
                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                 2001*
                                                              ------------
SWEEP SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $ 1.00
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.04
                                                                 ------
Total income from investment operations.....................       0.04
                                                                 ------
LESS DIVIDENDS:
Net investment income.......................................      (0.04)
                                                                 ------
Total dividends.............................................      (0.04)
                                                                 ------
NET ASSET VALUE -- END OF PERIOD............................     $ 1.00
                                                                 ======
Total Return................................................       4.17%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $6,760
Ratio of expenses to average net assets.....................       0.79%(b)
Ratio of net investment income to average net assets........       3.71%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.10%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on October 5, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of   the LEADER Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the LEADER Mutual Funds comprised of the LEADER Growth & Income Fund, the LEADER Balanced Fund, the LEADER Tax-Exempt Bond Fund, the LEADER Intermediate Government Bond Fund, the LEADER Short Term Bond Fund, the LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund, and the LEADER Treasury Money Market Fund (collectively, the Funds), including the schedules of portfolio investments, as of August 31, 2001, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods ended August 31, 2001. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets and financial highlights for the periods ended August 31, 2000 and prior were audited by other auditors whose report thereon dated October 18, 2000 expressed an unqualified opinion on the financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of August 31, 2001, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising the LEADER Mutual Funds as of August 31, 2001, the results of their operations, the changes in their net assets and the financial highlights for the periods ended August 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
October 22, 2001

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